OMB APPROVAL
                                                        OMB Number: 3235-0578

                                                        Expires: MAY 31, 2007

                                                        Estimated average burden
                                                        hours per response:21.09


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS




GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                                                NUMBER OF
                                                                   SHARES          VALUE
---------------------------------------------------------------------------------------------------
COMMON STOCK - 95.5%
---------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.9%
Bed Bath & Beyond Inc.                                              32,819       $ 1,371,178  (a)
Cablevision Systems Corp. (Class A)                                 47,214         1,520,291  (a,j)
Carnival Corp.                                                     103,639         5,653,508
Comcast Corp. (Class A)                                              1,981            60,817  (a)
Comcast Corp. (Class A) (Special)                                  357,772        10,715,271  (a)
eBay Inc.                                                           25,495           841,590  (a)
Family Dollar Stores, Inc.                                          81,759         2,133,910
Kohl's Corp.                                                        19,576         1,094,494  (a)
Liberty Global Inc. (Series A)                                      69,645         3,250,332  (a)
Liberty Media Corp. (Series A)                                   1,182,771        12,052,437  (a)
Lowe's Companies, Inc.                                             103,569         6,029,787
News Corp. (Class A)                                               175,610         2,841,370
Omnicom Group                                                       57,578         4,598,179
Target Corp.                                                       156,611         8,521,204
The Home Depot, Inc.                                               148,518         5,777,350
Time Warner Inc.                                                   287,885         4,810,558  (a)
Tribune Co.                                                         17,273           607,664
Viacom Inc. (Class B)                                              252,015         8,069,520
                                                                                  79,949,460

CONSUMER STAPLES - 9.6%
Altria Group, Inc.                                                   8,959           579,289
Anheuser-Busch Companies, Inc.                                      59,304         2,713,158  (h)
Avon Products, Inc.                                                 40,304         1,525,506
Clorox Co.                                                         137,825         7,679,609
Colgate-Palmolive Co.                                              157,543         7,862,971
Kellogg Co.                                                        101,278         4,500,794
Kimberly-Clark Corp.                                               120,889         7,566,443
PepsiCo, Inc.                                                      268,240        14,466,183
Procter & Gamble Co.                                                70,820         3,735,755
Sara Lee Corp.                                                     224,551         4,448,355
The Coca-Cola Co.                                                  127,821         5,336,527
Wal-Mart Stores, Inc.                                               80,955         3,902,031
                                                                                  64,316,621

ENERGY - 9.0%
Amerada Hess Corp.                                                  17,388         1,851,996  (j)
Burlington Resources Inc.                                          159,788         8,826,689
ConocoPhillips Co.                                                  69,092         3,972,099
EnCana Corp.                                                        89,528         3,544,414
Exxon Mobil Corp.                                                  391,525        22,500,942  (h)
Halliburton Co.                                                     51,819         2,477,985
Nabors Industries Ltd.                                              37,425         2,268,703  (a)
Occidental Petroleum Corp.                                          56,598         4,354,084
Schlumberger Ltd.                                                  139,613        10,602,211
                                                                                  60,399,123

FINANCIALS - 18.3%
AFLAC Incorporated                                                  46,638         2,018,493
Allstate Corp.                                                     133,429         7,972,383
American International Group, Inc.                                 172,605        10,028,350
Bank of America Corp.                                              226,853        10,346,765
Berkshire Hathaway Inc. (Class B)                                      887         2,468,964  (a,j)
Chubb Corp.                                                         63,288         5,418,086
Citigroup Inc.                                                     434,707        20,096,505
Federal Home Loan Mortgage Corp.                                    33,245         2,168,571
Federal National Mortgage Association                              192,227        11,226,057
HCC Insurance Holdings, Inc.                                        21,879           828,558  (j)
JPMorgan Chase & Co.                                                66,790         2,359,023
MBNA Corp.                                                         246,430         6,446,609
Mellon Financial Corp.                                             183,357         5,260,512
Merrill Lynch & Co., Inc.                                           51,210         2,817,062
Morgan Stanley                                                      92,124         4,833,746
Principal Financial Group                                           93,620         3,922,678  (j)
Prudential Financial, Inc.                                          41,559         2,728,764
State Street Corp.                                                 227,786        10,990,674  (e)
SunTrust Banks, Inc.                                                34,546         2,495,603
US Bancorp                                                          84,638         2,471,430
Wachovia Corp.                                                      47,099         2,336,110
Wells Fargo & Co.                                                   52,971         3,261,954
                                                                                 122,496,897

HEALTHCARE - 13.8%
Abbott Laboratories                                                303,339        14,866,644
Aetna Inc.                                                          10,713           887,251
Amgen Inc.                                                          86,277         5,216,307  (a)
Boston Scientific Corp.                                             23,031           621,837  (a)
Bristol-Myers Squibb Co.                                           103,639         2,588,902
Cardinal Health, Inc.                                                8,638           497,376  (h)
GlaxoSmithKline PLC ADR                                             95,604         4,637,750
HCA Inc.                                                            47,214         2,675,617
Johnson & Johnson                                                  197,967        12,867,855
Lincare Holdings Inc.                                               78,881         3,221,500  (a)
Medtronic Inc.                                                      19,945         1,032,952
Merck & Co., Inc.                                                   88,093         2,713,264
Pfizer Inc.                                                        887,839        24,486,600
Smith & Nephew PLC ADR                                              12,667           625,877  (j)
UnitedHealth Group Incorporated                                    122,662         6,395,597
Wyeth                                                              212,759         9,467,775  (h)
                                                                                  92,803,104

INDUSTRIALS - 7.5%
Burlington Northern Santa Fe Corp.                                  66,789         3,144,426
Corinthian Colleges, Inc.                                           53,287           680,475  (a,j)
Danaher Corp.                                                       24,597         1,287,407
Deere & Co.                                                         76,577         5,015,028  (j)
Dover Corp.                                                        158,475         5,765,320  (h)
Eaton Corp.                                                         62,080         3,718,592
Emerson Electric Co.                                                19,887         1,245,523
General Dynamics Corp.                                              25,207         2,761,175
Northrop Grumman Corp.                                              83,487         4,612,657
Southwest Airlines Co.                                             144,069         2,006,881
3M Co.                                                              19,000         1,373,700
Tyco International Ltd.                                            347,110        10,135,612
Union Pacific Corp.                                                 24,183         1,567,058
United Technologies Corp.                                           95,462         4,901,974
Waste Management, Inc.                                              61,607         1,745,942
                                                                                  49,961,770

INFORMATION TECHNOLOGY - 16.2%
Analog Devices, Inc.                                               156,863         5,852,559
Applied Materials, Inc.                                            230,308         3,726,383
Automatic Data Processing, Inc.                                     77,153         3,238,111
Certegy Inc.                                                        67,595         2,583,481
Checkfree Corp.                                                     20,480           697,549  (a)
Cisco Systems, Inc.                                                532,586        10,177,719  (a)
Dell Inc.                                                          135,640         5,359,136  (a)
EMC Corp.                                                          250,460         3,433,807  (a)
First Data Corp.                                                   377,498        15,152,770
Intel Corp.                                                        328,765         8,567,616
International Business Machines Corp.                               85,467         6,341,651
Intuit Inc.                                                        111,838         5,045,012  (a)
Microsoft Corp.                                                    880,957        21,882,972
Molex Inc. (Class A)                                               179,525         4,215,247
Novellus Systems, Inc.                                              23,031           569,096  (a)
Oracle Corp.                                                       737,643         9,736,888  (a)
Paychex, Inc.                                                       17,400           566,196
Unisys Corp.                                                        69,094           437,365  (a,j)
Yahoo! Inc.                                                         37,794         1,309,562  (a)
                                                                                 108,893,120

MATERIALS - 3.0%
Alcoa Inc.                                                          51,819         1,354,031
Barrick Gold Corp.                                                  73,699         1,844,686
Freeport-McMoRan Copper & Gold Inc.
  (Class B)                                                         52,637         1,970,729  (j)
Monsanto Co.                                                        64,256         4,039,775
Newmont Mining Corp.                                                83,072         3,242,300
Praxair, Inc.                                                       74,850         3,488,010
Rohm & Haas Co.                                                     37,425         1,734,274
Weyerhaeuser Co.                                                    33,395         2,125,592
                                                                                  19,799,397

TELECOMMUNICATION SERVICES - 2.9%
Alltel Corp.                                                        25,909         1,613,613
Sprint Corp.                                                       165,822         4,160,474
Verizon Communications Inc.                                        103,639         3,580,728
Vodafone Group PLC ADR                                             420,316        10,222,085
                                                                                  19,576,900

UTILITIES - 3.3%
American Electric Power Company, Inc.                               74,850         2,759,719
Constellation Energy Group Inc.                                     64,487         3,720,255
Dominion Resources, Inc.                                            74,274         5,450,969
Entergy Corp.                                                       46,062         3,479,984
PG&E Corp.                                                         124,965         4,691,186  (j)
PPL Corp.                                                           16,628           987,371
Southern Co.                                                        29,940         1,038,020
                                                                                  22,127,504

TOTAL COMMON STOCK                                                               640,323,896
(COST $582,747,781)

---------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.5%
---------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                  164,133         4,837,000
Industrial Select Sector SPDR Fund                                 632,944        18,595,895

TOTAL EXCHANGE TRADED FUNDS                                                       23,432,895
(COST $21,226,361)

TOTAL INVESTMENTS IN SECURITIES                                                  663,756,791
(COST $603,974,142)

---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.3%
---------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.7%

GEI Short Term Investment Fund
3.20%                                                            4,994,204         4,994,204  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.5%

State Street Navigator Securities Lending
Prime Portfolio
3.31%                                                           16,873,542        16,873,542  (d,e)

                                                                                  21,867,746


                                                                 PRINCIPAL
                                                                    AMOUNT
---------------------------------------------------------------------------------------------------
TIME DEPOSIT -0.1%

State Street Corp.
3.19%                                        07/01/05             $485,000           485,000  (e)

TOTAL SHORT-TERM INVESTMENTS                                                      22,352,746
(COST $22,352,746)

TOTAL INVESTMENTS                                                                686,109,537
(COST $626,326,888)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.3)%                                                                 (15,778,090)
                                                                                ------------
NET ASSETS  - 100.0%                                                            $670,331,447
                                                                                ============


-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following short futures
contracts open at June 30, 2005:
                                                                                 CURRENT
                                                                                NOTIONAL               UNREALIZED
DESCRIPTION                EXPIRATION DATE       NUMBER OF CONTRACTS               VALUE             APPRECIATION
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures        September-05                         5        $(1,494,375)                   $9,700


GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                             NUMBER OF SHARES         VALUE
-------------------------------------------------------------------------------------
COMMON STOCK - 95.4%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.3%
Cablevision Systems Corp. (Class A)                     7,024       $  226,173  (a,j)
Comcast Corp. (Class A) (Special)                      14,781          442,691  (a)
Family Dollar Stores, Inc.                              8,137          212,376
Liberty Global Inc. (Series A)                          3,683          171,886  (a)
Liberty Media Corp. (Series A)                         43,684          445,140  (a)
Lowe's Companies, Inc.                                 11,211          652,704
News Corp. (Class A)                                   26,125          422,702
Omnicom Group                                           6,852          547,201
Ross Stores, Inc.                                       5,996          173,344
Target Corp.                                           10,279          559,280  (h)
Time Warner Inc.                                       42,827          715,639  (a)
Tribune Co.                                             2,570           90,413
Viacom Inc. (Class B)                                  14,305          458,046
Starwood Hotels & Resorts
  Worldwide Inc. (Class B)                              3,425          200,602
                                                                     5,318,197

CONSUMER STAPLES - 10.4%
Altria Group, Inc.                                      1,333           86,192
Anheuser-Busch Companies, Inc.                          8,822          403,606
Avon Products, Inc.                                     2,998          113,474
Clorox Co.                                             14,432          804,151
The Coca-Cola Co.                                      11,135          464,886
Colgate-Palmolive Co.                                   2,827          141,096
Kellogg Co.                                            11,221          498,661
Kimberly-Clark Corp.                                   14,604          914,064
Pepsi Bottling Group, Inc.                              2,056           58,822
PepsiCo, Inc.                                          17,988          970,093  (h)
Procter & Gamble Co.                                   10,536          555,774
Sara Lee Corp.                                         25,696          509,038
Wal-Mart Stores, Inc.                                   8,565          412,833  (h)
                                                                     5,932,690

ENERGY - 9.5%
Amerada Hess Corp.                                        942          100,332
Burlington Resources Inc.                              12,763          705,028
ConocoPhillips Co.                                     10,279          590,940
EnCana Corp.                                           13,225          523,578
Exxon Mobil Corp.                                      41,114        2,362,822
Halliburton Co.                                           428           20,467
Nabors Industries Ltd.                                  2,141          129,787  (a)
Occidental Petroleum Corp.                              5,953          457,964
Schlumberger Ltd.                                       7,024          533,403
                                                                     5,424,321

FINANCIALS - 18.2%
Allstate Corp.                                         14,837          886,511
American International Group, Inc.                      8,565          497,626  (h)
Bank of America Corp.                                  26,553        1,211,082
Blackrock Inc. (Class A)                                4,451          358,083
CB Richard Ellis Group, Inc. (Class A)                    437           19,167  (a)
Chubb Corp.                                             5,739          491,316
CIT Group Inc.                                            685           29,434
Citigroup Inc.                                         26,553        1,227,545
Federal Home Loan Mortgage Corp.                        4,946          322,628
Federal National Mortgage Association                   9,850          575,240
JPMorgan Chase & Co.                                    9,936          350,939
MBNA Corp.                                             15,418          403,335
Mellon Financial Corp.                                 14,646          420,194
Merrill Lynch & Co., Inc.                               4,968          273,290
Morgan Stanley                                         13,705          719,101
Principal Financial Group                               8,994          376,849
Prudential Financial, Inc.                              6,183          405,976
SLM Corp.                                               2,638          134,010
State Street Corp.                                     11,563          557,915  (e)
SunTrust Banks, Inc.                                    1,714          123,819
US Bancorp                                             12,591          367,657
Waddell & Reed Financial Inc. (Class A)                 1,713           31,690
Wells Fargo & Co.                                       7,880          485,250
Rayonier Inc. (REIT)                                    2,225          117,992
                                                                    10,386,649

HEALTHCARE - 13.1%
Abbott Laboratories                                    26,810        1,313,958  (h)
Aetna Inc.                                              5,225          432,734
Boston Scientific Corp.                                 4,625          124,875  (a)
Bristol-Myers Squibb Co.                               15,418          385,142
HCA Inc.                                                7,024          398,050
Johnson & Johnson                                       8,565          556,725
Medco Health Solutions, Inc.                            2,803          149,568  (a)
Merck & Co., Inc.                                      13,105          403,634
Pfizer Inc.                                            65,098        1,795,403
UnitedHealth Group Incorporated                        12,937          674,535
Wyeth                                                  12,420          552,690
GlaxoSmithKline PLC ADR                                14,259          691,704
                                                                     7,479,018

INDUSTRIALS - 9.4%
Avery Dennison Corp.                                      261           13,823
Burlington Northern Santa Fe Corp.                      9,936          467,787
Deere & Co.                                            11,392          746,062
Eaton Corp.                                             4,917          294,528
Emerson Electric Co.                                    2,959          185,322
FedEx Corp.                                             1,241          100,533
General Dynamics Corp.                                  3,750          410,775
Honeywell International Inc.                            8,394          307,472
ITT Industries, Inc.                                    2,998          292,695
Northrop Grumman Corp.                                 12,420          686,205
Rockwell Collins, Inc.                                  3,083          146,997
3M Co.                                                  2,827          204,392
Tyco International Ltd.                                26,981          787,845
Union Pacific Corp.                                     3,597          233,086
United Technologies Corp.                               8,822          453,010
                                                                     5,330,532

INFORMATION TECHNOLOGY - 12.1%
Analog Devices, Inc.                                   17,302          645,538
Applied Materials, Inc.                                17,131          277,180
Cisco Systems, Inc.                                    33,405          638,370  (a)
EMC Corp.                                              17,131          234,866  (a)
First Data Corp.                                       13,705          550,119
Hewlett-Packard Co.                                    10,304          242,247
Intel Corp.                                            25,696          669,638
International Business Machines Corp.                  10,882          807,444
Microsoft Corp.                                        58,417        1,451,078
Motorola, Inc.                                          5,441           99,353
Novell, Inc.                                           11,563           71,691  (a,j)
Oracle Corp.                                           63,385          836,682  (a)
Siebel Systems, Inc.                                   11,563          102,911  (j)
Sun Microsystems, Inc.                                 17,131           63,899  (a)
Symantec Corp.                                          5,148          111,918  (a)
Texas Instruments Incorporated                          1,285           36,070
Unisys Corp.                                           10,279           65,066  (a)
                                                                     6,904,070

MATERIALS - 5.2%
Air Products & Chemicals, Inc.                          3,427          206,648
Alcan Inc.                                              6,510          195,300
Alcoa Inc.                                              7,709          201,436
Barrick Gold Corp.                                     10,964          274,429
Dow Chemical Co.                                        4,632          206,263
Freeport-McMoRan Copper & Gold Inc.
   (Class B)                                            7,831          293,193
Monsanto Co.                                            3,709          233,185
Newmont Mining Corp.                                    7,253          283,085
Praxair, Inc.                                          11,135          518,891
Rohm & Haas Co.                                         5,568          258,021
Weyerhaeuser Co.                                        4,968          316,213
                                                                     2,986,664

TELECOMMUNICATION SERVICES - 3.2%
Alltel Corp.                                            7,195          448,105
Sprint Corp.                                           15,418          386,838
Verizon Communications Inc.                            15,418          532,692  (h)
Vodafone Group PLC ADR                                 17,988          437,468
                                                                     1,805,103

UTILITIES - 5.0%
American Electric Power Company, Inc.                  11,135          410,547
Constellation Energy Group Inc.                         9,593          553,420
Dominion Resources, Inc.                               11,049          810,886
Entergy Corp.                                           6,852          517,669
PG&E Corp.                                             14,304          536,972
                                                                     2,829,494

TOTAL COMMON STOCK                                                  54,396,738
(COST $47,955,774)

-----------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 3.5%
-----------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                      13,728          404,564
Industrial Select Sector SPDR Fund                     53,603        1,574,856

TOTAL EXCHANGE TRADED FUNDS                                          1,979,420
(COST $1,799,159)

TOTAL INVESTMENTS IN SECURITIES                                     56,376,158
(COST $49,754,933)

-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 2.2%
-----------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.5%

GEI Short Term Investment Fund
3.20%                                                 846,634          846,634  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 0.7%

State Street Navigator Securities
Lending Prime Portfolio
3.31%                                                 411,018          411,018  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                         1,257,652
(COST $1,257,652)

TOTAL INVESTMENTS                                                   57,633,810
(COST $51,012,585)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.1)%                                                       (599,049)
                                                                   -----------
NET ASSETS  - 100.0%                                               $57,034,761
                                                                   ===========


GE SMALL-CAP VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                              NUMBER OF SHARES            VALUE
----------------------------------------------------------------------------------------
COMMON STOCK - 98.1%
----------------------------------------------------------------------------------------
AUTOS & TRANSPORTATION - 4.8%
Genesee & Wyoming Inc. (Class A)                        81,187       $  2,209,098  (a)
Oshkosh Truck Corp.                                     26,600          2,082,248
RailAmerica, Inc.                                       29,200            347,480  (a,j)
                                                                        4,638,826

CONSUMER DISCRETIONARY  - 14.4%
ADESA, Inc.                                             69,800          1,519,546
American Eagle Outfitters                               51,400          1,575,410
Arbitron, Inc.                                          17,000            729,300
Brinker International, Inc.                             15,300            612,765  (a)
Finish Line (Class A)                                   67,500          1,277,100
Linens 'n Things, Inc.                                  36,600            865,956  (a)
Marvel Enterprises, Inc.                                47,000            926,840  (a,j)
Meritage Homes Corp.                                    13,200          1,049,400  (a)
School Specialty Inc.                                   13,300            618,450  (a)
TeleTech Holdings Inc.                                 101,700            828,855  (a,j)
The Talbots, Inc.                                       30,000            974,100
The Warnaco Group, Inc.                                 25,400            590,550  (a,j)
Timberland Co. (Class A)                                40,200          1,556,544  (a)
Triarc Companies, Inc. (Class B)                        48,700            723,682  (j)
                                                                       13,848,498

CONSUMER STAPLES - 1.6%
Gold Kist Inc.                                          13,600            293,488  (a,j)
Smithfield Foods, Inc.                                  47,200          1,287,144  (a)
                                                                        1,580,632

ENERGY - 5.6%
Chesapeake Energy Corp.                                 59,800          1,363,440
Hydril Company LP                                       16,200            880,470  (a)
Oil States International, Inc.                          68,300          1,719,111  (a)
St. Mary Land & Exploration Co.                         51,000          1,477,980  (j)
                                                                        5,441,001

FINANCIAL SERVICES - 18.2%
Cullen/Frost Bankers, Inc.                              25,500          1,215,075
Digital Insight Corp.                                   43,800          1,047,696  (a)
HCC Insurance Holdings, Inc.                            37,800          1,431,486
Hilb Rogal & Hobbs Co.                                  37,100          1,276,240  (j)
Interactive Data Corp.                                  64,800          1,346,544
Jones Lang LaSalle Inc.                                 19,900            880,177  (a)
MoneyGram International, Inc.                           83,100          1,588,872
NCO Group, Inc.                                          9,700            209,811  (a)
Platinum Underwriters Holdings Ltd.                     20,000            636,400
Raymond James Financial, Inc.                           43,050          1,216,163
Sandy Spring Bancorp, Inc.                              18,600            651,558  (j)
Sky Financial Group, Inc.                               32,500            915,850  (j)
Sterling Bancorp                                        25,960            554,246  (j)
The BISYS Group, Inc.                                   43,200            645,408  (a)
W Holding Company, Inc.                                109,195          1,115,973  (j)
Webster Financial Corp.                                 34,100          1,592,129
Westamerica Bancorp                                     23,700          1,251,597
                                                                       17,575,225

HEALTHCARE - 13.7%
Centene Corp.                                          105,200          3,532,616  (a)
Computer Programs and Systems, Inc.                     46,300          1,725,601
Immunicon Corp.                                         59,900            303,693  (a,j)
KV Pharmaceutical Co. (Class A)                         55,500            929,625  (a,j)
LifePoint Hospitals, Inc.                               21,800          1,101,336  (a)
Medical Action Industries Inc.                          37,800            674,730  (a)
Noven Pharmaceuticals, Inc.                             86,300          1,508,524  (a)
The Cooper Companies, Inc.                              38,000          2,312,680  (j)
Thoratec Corp.                                          73,500          1,127,490  (a,j)
                                                                       13,216,295

MATERIALS & PROCESSING - 5.7%
Comfort Systems USA, Inc.                               52,200            343,476  (a,j)
Commercial Metals co.                                   47,700          1,136,214
Harsco Corp.                                            26,100          1,423,755
Mueller Industries, Inc.                                34,700            940,370
Packaging Corp. of America                              46,400            976,720
Quanta Services, Inc.                                   71,000            624,800  (a,j)
                                                                        5,445,335

PRODUCER DURABLES - 10.9%
Itron, Inc.                                             20,500            915,940  (a,j)
Manitowoc Co.                                           48,100          1,973,062
Mine Safety Appliances Co.                              23,400          1,081,080
Photon Dynamics, Inc.                                   39,100            805,851  (a,j)
Rudolph Technologies, Inc.                              49,200            705,036  (a)
Semitool, Inc.                                          21,300            203,202  (a,j)
Standard-Pacific Corp.                                  23,500          2,066,825
Teledyne Technologies, Inc.                             40,300          1,312,974  (a)
Woodward Governor Co.                                   16,800          1,411,704
                                                                       10,475,674

TECHNOLOGY - 16.7%
CSG Systems International                               43,500            825,630  (a)
DRS Technologies, Inc.                                  49,900          2,558,872
EDO Corp.                                               19,600            586,236
Intergraph Corp.                                        50,200          1,729,892  (a,j)
Intermagnetics General Corp.                            55,950          1,721,022  (a)
Manhattan Associates, Inc.                              33,100            635,851  (a)
Micros Systems, Inc.                                    39,600          1,772,100  (a)
Mobility Electronics, Inc.                             100,700            921,405  (a,j)
Parametric Technology Corp.                            284,800          1,817,024  (a)
Plantronics Inc.                                        10,300            374,508
Varian, Inc.                                            41,000          1,549,390  (a)
Websense, Inc.                                          32,900          1,580,845  (a)
                                                                       16,072,775

UTILITIES - 0.5%
IDACORP, Inc.                                           17,000            520,710

REAL ESTATE INVESTMENT TRUSTS - 6.0%
BioMed Realty Trust, Inc.                               61,100          1,457,235
Federal Realty Investment Trust                         32,400          1,911,600
Omega Healthcare Investors, Inc.                        97,000          1,247,420
Sizeler Property Investors                              45,100            595,320
The Mills Corp.                                          9,300            565,347
                                                                        5,776,922


TOTAL COMMON STOCK                                                     94,591,893
(COST $74,917,100)

----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 21.1%
----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
3.20%                                                1,944,112          1,944,112  (d,l)

SHORT-TERM SECURITIES PURCHASED
WITH COLLATERAL FROM SECURITIES
ON LOAN - 19.1%

State Street Navigator Securities Lending
Prime Portfolio
3.31%                                               18,434,246         18,434,246  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                           20,378,358
(COST $20,378,358)

TOTAL INVESTMENTS                                                     114,970,251
(COST $95,295,458)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (19.2)%                                                      (18,550,676)
                                                                     ------------
NET ASSETS  - 100.0%                                                 $ 96,419,575
                                                                     ============


------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------

The GE Small-Cap Value Equity had the following written option contracts open at June 30, 2005:

                                          EXPIRATION DATE/       NUMBER OF
CALL OPTIONS                                  STRIKE PRICE       CONTRACTS               VALUE
------------------------------------------------------------------------------------------------
Micros Systems, Inc.
 (Written Option Premium $72,003)         July 05 / 45.00             396            (37,620.00)
DRS Technologies, Inc
 (Written Option Premium $14,656)          Sep 05 / 50.00              67            (22,110.00)
                                                                                     ----------
                                                                                     (59,730.00)
                                                                                     ==========



GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                             NUMBER OF SHARES           VALUE
-------------------------------------------------------------------------------------
COMMON STOCK - 97.4%
-------------------------------------------------------------------------------------
BRAZIL - 2.3%
Cia Vale do Rio Doce ADR                               18,620       $   472,948
Empresa Brasileira de Aeronautica S.A. ADR             11,614           384,075
Petroleo Brasileiro S.A. ADR.                           5,739           264,224
                                                                      1,121,247

CANADA - 2.6%
Alcan Inc.                                             10,543           316,600  (j)
Angiotech Pharmaceuticals, Inc.                        37,851           524,615  (a)
Nortel Networks Corp.                                 156,144           406,678  (a,j)
                                                                      1,247,893

FINLAND - 2.1%
Nokia Oyj                                              59,759         1,002,009

FRANCE - 5.5%
BNP Paribas                                             8,060           553,269  (j)
Carrefour S.A.                                         10,027           486,781
Lagardere S.C.A. (Regd.)                                4,227           313,442  (j)
Sanofi-Aventis                                          2,909           239,129
Total S.A.                                              3,453           812,246  (j)
Veolia Environnement                                    6,992           263,003  (j)
                                                                      2,667,870

GERMANY - 3.1%
Allianz AG (Regd.)                                      2,662           306,064
BASF AG                                                 1,843           122,717
E.ON AG                                                 7,985           712,267
Linde AG                                                1,798           121,506
Siemens AG (Regd.)                                      3,433           250,783
                                                                      1,513,337

HONG KONG - 0.6%
Jardine Matheson Holdings Ltd.                         14,000           247,800
Sun Hung Kai Properties Ltd. (REIT)                     3,000            29,621
                                                                        277,421

INDIA - 0.6%
Reliance Industries Ltd. GDR                            9,287           270,345  (b)

ITALY - 3.5%
Banca Intesa S.p.A.                                   128,662           589,569
Ente Nazionale Idrocarburi S.p.A.                      26,378           680,524  (j)
UniCredito Italiano S.p.A.                             84,973           449,296  (j)
                                                                      1,719,389

JAPAN - 8.2%
Aiful Corp.                                             6,400           477,646
Asahi Glass Co. Ltd.                                   35,500           373,549  (j)
Canon Inc.                                             10,800           569,191  (j)
Honda Motor Co. Ltd.                                   10,500           518,320
Hoya Corp.                                              5,000           577,565
Jupiter Telecommunications Co.                            271           229,155  (a)
Nidec Corp.                                             2,100           222,489  (j)
SECOM Co. Ltd.                                          7,500           322,850
SMC Corp.                                               6,507           710,538
                                                                      4,001,303

MALAYSIA - 0.1%
Malaysia International Shipping Corp. BHD               9,767            46,008

MEXICO - 0.5%
America Movil S.A. de C.V. ADR (Series L)               4,222           251,673

NETHERLANDS - 1.7%
Koninklijke Philips Electronics N.V.                   32,623           825,446

NORWAY - 0.1%
Telenor ASA                                             8,925            71,328

SOUTH KOREA - 1.0%
Samsung Electronics Co. Ltd.                            1,060           506,667

SPAIN - 2.5%
Banco Santander Central Hispano
   S.A. (Regd.)                                        49,295           572,321  (j)
Telefonica S.A.                                        40,219           659,278  (h)
                                                                      1,231,599

SWEDEN - 1.7%
Sandvik AB                                             22,743           846,060

SWITZERLAND - 1.8%
Nestle S.A. (Regd.)                                     1,049           268,575
Roche Holding AG                                        4,900           620,389
                                                                        888,964

TAIWAN - 1.4%
Taiwan Semiconductor
  Manufacturing Co. Ltd.                              277,196           483,102
Taiwan Semiconductor
  Manufacturing Co. Ltd. ADR                           21,215           193,483
                                                                        676,585

UNITED KINGDOM - 15.8%
BG Group PLC                                           43,660           359,206  (h)
BHP Billiton PLC                                       77,869           993,782
Brambles Industries PLC                                97,561           535,112
Diageo PLC                                             33,476           493,833
GlaxoSmithKline PLC                                    26,929           652,112
Kingfisher PLC                                         87,604           386,283
Lloyds TSB Group PLC                                   18,678           158,357
National Grid Transco PLC                              27,543           267,089
Prudential PLC                                         16,922           150,522
Reed Elsevier PLC                                      47,717           457,159
Rio Tinto PLC (Regd.)                                  17,428           533,559
Royal Bank of Scotland Group PLC                       10,781           325,809
Smith & Nephew PLC                                     94,150           929,862
Smiths Group PLC                                       51,287           844,830
Vodafone Group PLC                                    251,086           612,080  (h)
                                                                      7,699,595

UNITED STATES - 42.3%
Allstate Corp.                                            667            39,853
Alltel Corp.                                            2,820           175,630
Amgen Inc.                                              5,497           332,349  (a)
Analog Devices, Inc.                                    4,250           158,567
Bank of America Corp.                                  16,662           759,954
CB Richard Ellis Group, Inc. (Class A)                  3,177           139,343  (a)
Citigroup Inc.                                         26,678         1,233,324  (h)
Colgate-Palmolive Co.                                  15,813           789,227
Comcast Corp. (Class A) (Special)                      21,205           635,090  (a)
Dominion Resources, Inc.                                7,441           546,095
Eaton Corp.                                             2,677           160,352
eBay Inc.                                               7,298           240,907  (a)
Federal National Mortgage Association                   5,144           300,410
FedEx Corp.                                             5,833           472,531
First Data Corp.                                       16,653           668,451
Goldman Sachs Group, Inc.                               3,345           341,257
Intel Corp.                                            16,591           432,361
International Game Technology                             826            23,252
Johnson & Johnson                                      13,672           888,680
MBNA Corp.                                             24,362           637,310
Medco Health Solutions, Inc.                            8,848           472,129  (a)
Mellon Financial Corp.                                 20,042           575,005
Microsoft Corp.                                        44,318         1,100,859
Monsanto Co.                                            4,772           300,016
Occidental Petroleum Corp.                              2,081           160,091
PepsiCo, Inc.                                          16,386           883,697
Pfizer Inc.                                            38,331         1,057,169
Praxair, Inc.                                          11,554           538,416
Sara Lee Corp.                                         17,848           353,569
Schlumberger Ltd.                                      18,463         1,402,080
State Street Corp.                                     15,130           730,023  (e)
Target Corp.                                           14,723           801,078
The St. Paul Travelers Companies, Inc.                 12,339           487,761
Tyco International Ltd.                                18,412           537,630
United Technologies Corp.                              17,400           893,490
UnitedHealth Group Incorporated                         2,413           125,814
Viacom Inc. (Class B)                                  18,236           583,917
Wal-Mart Stores, Inc.                                   8,947           431,245
Wyeth                                                   5,970           265,665
                                                                     20,674,597

TOTAL COMMON STOCK                                                   47,539,336
(COST $41,805,862)

-------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
-------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                       6,716           197,921
Industrial Select Sector SPDR Fund                     25,840           759,179

TOTAL EXCHANGE TRADED FUNDS                                             957,100
(COST $866,331)

TOTAL INVESTMENTS IN SECURITIES                                      48,496,436
(COST $42,672,193)

-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.4%
-------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.4%

GEI Short Term Investment Fund
3.20%                                                 220,517           220,517  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 9.0%

State Street Navigator Securities
Lending Prime Portfolio
3.31%                                               4,402,120         4,402,120  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                          4,622,637
(COST $4,622,637)

TOTAL INVESTMENTS                                                    53,119,073
(COST $47,294,830)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (8.8)%                                                      (4,291,557)
                                                                   ------------
NET ASSETS  - 100.0%                                               $ 48,827,516
                                                                   ============



---------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------

The GE Global Equity Fund was invested in the following sectors at June 30, 2005:

                                                             PERCENTAGE (BASED ON
SECTOR                                                              MARKET VALUE)
---------------------------------------------------------------------------------------
Financials                                                                 17.51%
Industrials                                                                13.44%
Information Technology                                                     11.90%
Healthcare                                                                 11.50%
Consumer Discretionary                                                      9.44%
Short-Term                                                                  8.70%
Energy                                                                      7.43%
Consumer Staples                                                            6.98%
Materials                                                                   6.40%
Utilities                                                                   3.37%
Telecommunication Services                                                  3.33%
                                                                          -------
                                                                          100.00%
                                                                          =======


GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)


                                                         NUMBER OF SHARES                           VALUE
--------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.8%
--------------------------------------------------------------------------------------------------------------
BRAZIL - 2.9%
Cia Vale do Rio Doce ADR                                        55,824                          $1,634,527
Empresa Brasileira de Aeronautica S.A. ADR                      19,631                             649,197 (j)
Petroleo Brasileiro S.A. ADR.                                    9,172                             422,279
                                                                                                 2,706,003

CANADA - 0.9%
Alcan Inc.                                                      10,943                             328,612 (j)
Manulife Financial Corp.                                         6,102                             291,499
Nortel Networks Corp.                                           99,055                             257,989 (a)
                                                                                                   878,100

CHINA - 0.8%
China Petroleum & Chemical Corp.                             1,034,000                             405,709
Huaneng Power International, Inc.                              478,415                             350,812 (h,j)
                                                                                                   756,521

DENMARK - 0.6%
Group 4 Securicor PLC                                          203,928                             549,966

FINLAND - 2.0%
Nokia Oyj                                                      106,246                           1,781,479
Sampo Oyj (Series A)                                             6,490                             101,200
                                                                                                 1,882,679

FRANCE - 14.0%
Accor S.A.                                                       3,092                             145,129 (h,j)
AXA S.A.                                                        46,567                           1,165,298
BNP Paribas                                                     24,765                           1,699,964 (j)
Carrefour S.A.                                                  15,687                             761,557 (j)
Credit Agricole S.A.                                            35,233                             894,045 (j)
France Telecom S.A.                                             19,896                             581,944
Lagardere S.C.A. (Regd.)                                        17,737                           1,315,239 (h,j)
LVMH Moet Hennessy Louis Vuitton S.A.                            8,907                             689,050 (j)
Renault S.A.                                                    10,988                             969,761
Sanofi-Aventis                                                  10,810                             888,615
Total S.A.                                                      11,144                           2,621,394 (j)
Veolia Environnement                                            33,999                           1,278,868 (j)
                                                                                                13,010,864

GERMANY - 6.0%
Allianz AG (Regd.)                                               5,850                             672,606
BASF AG                                                         14,253                             949,046
Bayerische Motoren Werke AG                                     12,782                             583,854 (j)
E.ON AG                                                         16,551                           1,476,360 (h)
Linde AG                                                         7,503                             507,041 (j)
Siemens AG (Regd.)                                              18,958                           1,384,893
                                                                                                 5,573,800

HONG KONG - 2.4%
Hongkong Land Holdings Ltd.                                    196,999                             549,627
Jardine Matheson Holdings Ltd.                                  21,600                             382,320
Sun Hung Kai Properties Ltd. (REIT)                            128,000                           1,263,813
                                                                                                 2,195,760

INDIA - 1.0%
ICICI Bank Ltd. ADR                                             12,847                             280,707
Reliance Industries Ltd. GDR                                    22,770                             662,835 (b)
                                                                                                   943,542

ITALY - 5.1%
Banca Intesa S.p.A.                                            159,470                             730,741
Ente Nazionale Idrocarburi S.p.A.                               82,929                           2,139,480 (h,j)
Mediaset S.p.A.                                                  9,458                             111,526 (j)
Telecom Italia S.p.A                                            89,107                             231,397
UniCredito Italiano S.p.A.                                     281,858                           1,490,327 (j)
                                                                                                 4,703,471

JAPAN - 14.8%
Acom Co. Ltd.                                                   21,252                           1,363,611
Aiful Corp.                                                      7,500                             559,742
Asahi Glass Co. Ltd.                                           130,005                           1,367,980 (h,j)
Canon Inc.                                                      17,600                             927,570 (h,j)
Chiyoda Corp.                                                   72,427                             898,720 (j)
Chugai Pharmaceutical Co. Ltd.                                  21,200                             327,537 (j)
Daikin Industries Ltd.                                           8,000                             200,343 (j)
Honda Motor Co. Ltd.                                            13,700                             676,284
Hoya Corp.                                                       8,100                             935,656
Komatsu Ltd.                                                    66,169                             514,137
Kubota Corp.                                                    43,000                             235,935
Lawson, Inc.                                                     6,018                             210,176
Mitsubishi Estate Co. Ltd. (REIT)                               66,000                             727,245 (j)
Mitsui & Co. Ltd.                                               77,000                             729,627
Mitsui OSK Lines Ltd.                                           92,132                             569,537 (j)
Mitsui Sumitomo Insurance Co. Ltd.                             110,000                             991,697
Nidec Corp.                                                      6,593                             698,509
Nomura Holdings, Inc.                                           58,900                             705,354
SMC Corp.                                                        7,319                             799,205
Toto Ltd.                                                       17,000                             134,546 (j)
Toyota Motor Corp.                                               5,195                             186,345
                                                                                                13,759,756

MALAYSIA - 0.4%
Malaysia International Shipping Corp. BHD                       86,142                             405,774

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                       16,005                             954,058

NETHERLANDS - 2.7%
ING Groep N.V.                                                  31,454                             889,924
Koninklijke Philips Electronics N.V.                            63,958                           1,618,302 (h)
                                                                                                 2,508,226

NORWAY - 1.3%
Stolt Offshore S.A.                                             72,323                             660,971 (a)
Telenor ASA                                                     72,586                             580,106
                                                                                                 1,241,077

RUSSIA - 0.6%
LUKOIL ADR                                                       8,876                             326,459 (b)
LUKOIL ADR                                                       7,012                             258,112
                                                                                                   584,571

SOUTH KOREA - 2.1%
Kookmin Bank                                                    13,236                             602,568
Samsung Electronics Co. Ltd.                                     2,780                           1,328,805
                                                                                                 1,931,373

SPAIN - 4.0%
ACS Actividades de Construccion y Servicios S.A.                21,987                             615,953 (j)
Banco Santander Central Hispano S.A. (Regd.)                   108,518                           1,259,908 (h,j)
Telefonica S.A.                                                109,012                           1,786,946 (h)
Telefonica S.A. ADR                                                579                              28,321
                                                                                                 3,691,128

SWEDEN - 2.4%
Sandvik AB                                                      31,355                           1,166,434 (j)
Telefonaktiebolaget LM Ericsson (Series B)                     342,415                           1,100,611
                                                                                                 2,267,045

SWITZERLAND - 7.9%
ABB Ltd. (Regd.)                                               135,296                             887,118 (a)
Adecco S.A.                                                     11,542                             526,152
Credit Suisse Group (Regd.)                                     34,167                           1,348,171 (h)
Holcim Ltd.                                                      8,311                             506,017
Nestle S.A. (Regd.)                                              7,167                           1,834,967 (h)
Novartis AG (Regd.)                                              5,644                             268,961
Roche Holding AG                                                16,012                           2,027,278
                                                                                                 7,398,664

TAIWAN - 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd.                  1,013,949                           1,767,127

UNITED KINGDOM - 23.0%
BG Group PLC                                                   102,198                             840,818
BHP Billiton PLC                                               198,712                           2,536,009 (h)
Brambles Industries PLC                                        272,705                           1,495,758 (h)
Diageo PLC                                                      88,476                           1,305,185
GlaxoSmithKline PLC                                             98,853                           2,393,823 (h)
Group 4 Securicor PLC                                          148,649                             391,675
Kingfisher PLC                                                 174,876                             771,102
Lloyds TSB Group PLC                                            99,932                             847,252
National Grid Transco PLC                                       19,948                             193,439
Prudential PLC                                                  79,566                             707,742
Reed Elsevier PLC                                              133,465                           1,278,680 (h)
Rio Tinto PLC (Regd.)                                           33,344                           1,020,827
Royal Bank of Scotland Group PLC                                45,637                           1,379,181
Smith & Nephew PLC                                             109,314                           1,079,628 (h)
Smiths Group PLC                                               105,446                           1,736,970 (h)
Tesco PLC                                                      274,966                           1,570,999 (h)
Vodafone Group PLC                                             672,276                           1,638,828 (h)
Wolseley PLC                                                     8,681                             182,677
                                                                                                21,370,593


TOTAL COMMON STOCK                                                                              91,080,098
(COST  $79,573,519)

---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.4%
---------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%

GEI Short Term Investment Fund
3.20%                                                        1,827,662                           1,827,662

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 15.4%

State Street Navigator Security Lending Portfolio
3.31%                                                       14,323,782                          14,323,782

TOTAL SHORT TERM INVESTMENTS                                                                    16,151,444
(COST $16,151,444)

TOTAL INVESTMENTS                                                                              107,231,542
(COST  $95,724,963)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.2)%                                          (14,147,966)
                                                                                              ------------
NET ASSETS - 100%                                                                             $ 93,083,576
                                                                                              ============

---------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
---------------------------------------------------------------------------------------------------------------

The GE International Equity Fund had the following long futures contracts open at June 30, 2005:



                                                                 NUMBER OF         CURRENT          UNREALIZED
DESCRIPTION                           EXPIRATION DATE            CONTRACTS     NOTIONAL VALUE      APPRECIATION
---------------------------------------------------------------------------------------------------------------
DJ EURO Stoxx 50 Index Futures        September 2005                    11         $425,882            $ 7,576
FTSE 100 Index Futures                September 2005                     3          275,401              3,908
TOPIX Index Futures                   September 2005                     3          317,977              9,073
                                                                                                       -------
                                                                                                       $20,557
                                                                                                       =======

The GE International Equity Fund was invested in the following sectors at June 30, 2005:




                                                PERCENTAGE
                                             (BASED ON MARKET
SECTOR                                             VALUE)
-------------------------------------------------------------

Financials                                         19.50%
Short - Term                                       15.06%
Industrials                                        14.40%
Information Technology                              8.20%
Consumer Discretionary                              7.78%
Energy                                              7.78%
Materials                                           6.98%
Health Care                                         6.51%
Telecommunication Services                          5.41%
Consumer Staples                                    5.30%
Utilities                                           3.08%
                                                  -------
                                                  100.00%
                                                  =======


GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS -  JUNE 30, 2005 (UNAUDITED)

                                               NUMBER OF SHARES             VALUE
---------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
---------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 19.8%
Carnival Corp.                                          430,335     $  23,474,774
Comcast Corp. (Class A) (Special)                       688,536        20,621,653  (a)
eBay Inc.                                               367,219        12,121,899  (a)
IAC/InterActiveCorp                                     497,276        11,959,488  (a,j)
Liberty Global Inc. (Series A)                          411,209        19,191,124  (a)
Liberty Media Corp. (Series A)                        2,486,380        25,336,212  (a)
The Home Depot, Inc.                                    554,654        21,576,041
                                                                      134,281,191

ENERGY - 4.2%
Schlumberger Ltd.                                       372,957        28,322,355

FINANCIALS - 15.2%
AFLAC Incorporated                                      497,276        21,522,105
American Express Co.                                    130,057         6,922,934  (j)
Citigroup Inc.                                          277,327        12,820,827
Federal National Mortgage Association                   229,512        13,403,501
SLM Corp.                                               449,461        22,832,619
State Street Corp.                                      531,703        25,654,670  (e)
                                                                      103,156,656

HEALTHCARE - 19.6%
Amgen Inc.                                              411,209        24,861,696  (a)
Johnson & Johnson                                       353,831        22,999,015
Lincare Holdings Inc.                                   315,579        12,888,246  (a)
Medtronic Inc.                                          281,151        14,560,810  (j)
Pfizer Inc.                                             717,225        19,781,066
UnitedHealth Group Incorporated                         420,772        21,939,052
Zimmer Holdings, Inc.                                   206,560        15,733,675  (a)
                                                                      132,763,560

INDUSTRIALS - 3.3%
Dover Corp.                                             612,032        22,265,724

INFORMATION TECHNOLOGY - 29.2%
Analog Devices, Inc.                                    202,736         7,564,080
Certegy Inc.                                            219,950         8,406,489
Cisco Systems, Inc.                                     860,670        16,447,404  (a)
Dell Inc.                                               478,150        18,891,707  (a,h)
First Data Corp.                                        698,098        28,021,654  (h)
Intel Corp.                                             315,579         8,223,989
Intuit Inc.                                             634,983        28,644,083  (a,j)
Microsoft Corp.                                         946,737        23,516,947  (h)
Molex Inc. (Class A)                                    889,359        20,882,149  (h,j)
Paychex, Inc.                                           592,906        19,293,161
QUALCOMM, Inc.                                          225,687         7,449,928
Yahoo! Inc.                                             325,142        11,266,170  (a)
                                                                      198,607,761

MATERIALS - 2.0%
Monsanto Co.                                            219,948        13,828,131

TELECOMMUNICATION SERVICES - 3.7%
Vodafone Group PLC ADR                                1,032,804        25,117,793

TOTAL INVESTMENTS IN SECURITIES                                       658,343,171
(COST $607,608,327)

---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.8%
---------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.9%
GEI Short Term Investment Fund
3.20%                                                19,405,798        19,405,798  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 4.9%

State Street Navigator Securities Lending
Prime Portfolio
3.31%                                                33,267,911        33,267,910  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                           52,673,708
(COST $52,673,709)

TOTAL INVESTMENTS                                                     711,016,879
(COST $660,282,036)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.8)%                                                       (32,237,352)
                                                                    -------------
NET ASSETS  - 100.0%                                                $ 678,779,527
                                                                    =============


--------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following short futures contracts open at June 30, 2005:

                                                                                    CURRENT
                                                                                   NOTIONAL               UNREALIZED
DESCRIPTION                   EXPIRATION DATE      NUMBER OF CONTRACTS                VALUE             APPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index Futures         September  2005                       19         $(5,678,625)                  $38,263


GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                         NUMBER OF
                                                                            SHARES             VALUE
----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 53.7%
----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 9.1%
Carnival Corp.                                                              69,072      $  3,767,878
Comcast Corp. (Class A) (Special)                                          130,469         3,907,547 (a)
eBay Inc.                                                                   16,992           560,906 (a)
Family Dollar Stores, Inc.                                                  26,861           701,072 (j)
Liberty Global Inc. (Series A)                                              29,916         1,396,180 (a,j)
Liberty Media Corp. (Series A)                                             497,293         5,067,416 (a)
Omnicom Group                                                                7,676           613,005
Target Corp.                                                                33,000         1,795,530
The Home Depot, Inc.                                                        98,982         3,850,400
Viacom Inc. (Class B)                                                       66,270         2,121,965
                                                                                          23,781,899

CONSUMER STAPLES - 4.3%
Avon Products, Inc.                                                         13,432           508,401
Clorox Co.                                                                  13,815           769,772
Colgate-Palmolive Co.                                                       69,073         3,447,433
PepsiCo, Inc.                                                               63,699         3,435,287
Sara Lee Corp.                                                              34,536           684,158
The Coca-Cola Co.                                                           35,303         1,473,900
Wal-Mart Stores, Inc.                                                       15,580           750,956
                                                                                          11,069,907

ENERGY - 4.0%
Burlington Resources Inc.                                                   35,127         1,940,416
Exxon Mobil Corp.                                                           76,746         4,410,593
Nabors Industries Ltd.                                                      15,349           930,456 (a)
Schlumberger Ltd.                                                           41,090         3,120,375
                                                                                          10,401,840

FINANCIALS - 10.3%
AFLAC Incorporated                                                          31,083         1,345,272 (h)
Alleghany Corp.                                                              1,132           336,204 (a,j)
American International Group, Inc.                                          76,662         4,454,062 (h)
Bank of America Corp.                                                       32,233         1,470,147
Berkshire Hathaway Inc. (Class B)                                              479         1,333,297 (a)
Citigroup Inc.                                                             125,480         5,800,940 (h)
Federal National Mortgage Association                                       70,169         4,097,870
HCC Insurance Holdings, Inc.                                                14,582           552,220 (j)
MBNA Corp.                                                                  56,792         1,485,679
Mellon Financial Corp.                                                      29,722           852,724
Merrill Lynch & Co., Inc.                                                   13,813           759,853
State Street Corp.                                                          76,746         3,702,995 (e)
SunTrust Banks, Inc.                                                         9,594           693,071
                                                                                          26,884,334

HEALTHCARE - 8.8%
Abbott Laboratories                                                         64,943         3,182,856 (h)
Aetna Inc.                                                                   7,167           593,571
Amgen Inc.                                                                  37,394         2,260,841 (a)
Cardinal Health, Inc.                                                        5,756           331,431 (j)
Johnson & Johnson                                                           70,607         4,589,455
Lincare Holdings Inc.                                                       52,521         2,144,958 (a)
Pfizer Inc.                                                                214,891         5,926,694
Wyeth                                                                       86,155         3,833,898
                                                                                          22,863,704

INDUSTRIALS - 3.2%
Corinthian Colleges, Inc.                                                   35,514           453,514 (a,j)
Dover Corp.                                                                 83,093         3,022,923
Southwest Airlines Co.                                                      96,017         1,337,517
Tyco International Ltd.                                                     69,842         2,039,386
United Technologies Corp.                                                    3,684           189,173
Waste Management, Inc.                                                      40,989         1,161,628
                                                                                           8,204,141

INFORMATION TECHNOLOGY - 13.8%
Applied Materials, Inc.                                                     76,746         1,241,750
Automatic Data Processing, Inc.                                             51,420         2,158,097
Certegy Inc.                                                                45,050         1,721,811
Checkfree Corp.                                                             13,649           464,885 (a)
Cisco Systems, Inc.                                                        127,016         2,427,276 (a)
Dell Inc.                                                                   72,901         2,880,319 (a)
EMC Corp.                                                                  105,526         1,446,761 (a)
First Data Corp.                                                           147,353         5,914,749
Intel Corp.                                                                103,991         2,710,005
International Business Machines Corp.                                        8,212           609,330
Intuit Inc.                                                                 67,153         3,029,272 (a)
Microsoft Corp.                                                            211,110         5,243,972
Molex Inc. (Class A)                                                       119,648         2,809,335 (j)
Novellus Systems, Inc.                                                      15,349           379,274 (a,j)
Oracle Corp.                                                               130,469         1,722,191 (a)
Paychex, Inc.                                                               11,596           377,334
Yahoo! Inc.                                                                 25,188           872,764 (a)
                                                                                          36,009,125

MATERIALS - 0.2%
Monsanto Co.                                                                 9,593           603,112

TOTAL DOMESTIC EQUITY                                                                    139,818,062
(COST $128,376,523)

----------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 19.2%
----------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                   1,459           $68,481 (j)
Bayerische Motoren Werke AG                                                  6,419           293,206
Honda Motor Co. Ltd.                                                         6,700           330,737
Kingfisher PLC                                                              87,820           387,236
Koninklijke Philips Electronics N.V.                                        33,574           849,509
Lagardere S.C.A. (Regd.)                                                     8,907           660,474 (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                        4,372           338,220 (j)
Mediaset S.p.A.                                                              4,580            54,006 (j)
Reed Elsevier PLC                                                           67,022           642,114
Renault S.A.                                                                 5,518           486,998
Toyota Motor Corp.                                                           2,598            93,191
                                                                                           4,204,172

CONSUMER STAPLES - 1.1%
Carrefour S.A.                                                               7,877           382,405 (j)
Diageo PLC                                                                  44,432           655,454
Lawson, Inc.                                                                 2,830            98,837
Nestle S.A. (Regd.)                                                          3,599           921,452
Tesco PLC                                                                  138,078           788,899
                                                                                           2,847,047

ENERGY - 1.5%
BG Group PLC                                                                51,322           422,244
China Petroleum & Chemical Corp.                                           518,000           203,247
Ente Nazionale Idrocarburi S.p.A.                                           40,402         1,042,329 (j)
LUKOIL ADR                                                                     852            31,362 (j)
LUKOIL ADR                                                                   6,436           236,716 (b)
Petroleo Brasileiro S.A. ADR.                                                4,601           211,830 (j)
Stolt Offshore S.A.                                                         35,246           322,119 (a)
Total S.A.                                                                   5,596         1,316,342 (j)
                                                                                           3,786,189

FINANCIALS - 3.9%
Acom Co. Ltd.                                                               10,674           684,885
Aiful Corp.                                                                  3,650           272,408
Allianz AG (Regd.)                                                           2,939           337,913
AXA S.A.                                                                    23,384           585,164
Banca Intesa S.p.A.                                                         80,065           366,882
Banco Santander Central Hispano
   S.A. (Regd.)                                                             54,495           632,694 (j)
BNP Paribas                                                                 12,436           853,655 (j)
Credit Agricole S.A.                                                        17,693           448,964 (j)
Credit Suisse Group (Regd.)                                                 17,158           677,025
Hongkong Land Holdings Ltd.                                                 98,999           276,207
ING Groep N.V.                                                              15,796           446,914
Jardine Matheson Holdings Ltd.                                              10,400           184,080
Kookmin Bank                                                                 6,422           292,361
Lloyds TSB Group PLC                                                        50,183           425,466
Manulife Financial Corp.                                                     2,955           141,164
Mitsubishi Estate Co. Ltd. (REIT)                                           30,000           330,566 (j)
Mitsui Sumitomo Insurance Co. Ltd.                                          56,000           504,864
Nomura Holdings, Inc.                                                       29,700           355,671
Prudential PLC                                                              39,746           353,542
Royal Bank of Scotland Group PLC                                            22,916           692,537
Sampo Oyj (Series A)                                                         3,017            47,045
Sun Hung Kai Properties Ltd. (REIT)                                         61,441           606,640
UniCredito Italiano S.p.A.                                                 141,543           748,410 (j)
                                                                                          10,265,057

HEALTHCARE - 1.3%
Chugai Pharmaceutical Co. Ltd.                                              10,100           156,044 (j)
GlaxoSmithKline PLC                                                         49,641         1,202,106
Novartis AG (Regd.)                                                          2,833           135,005
Roche Holding AG                                                             8,042         1,018,197
Sanofi-Aventis                                                               5,428           446,198 (j)
Smith & Nephew PLC                                                          54,892           542,135
                                                                                           3,499,685

INDUSTRIALS - 3.1%
ABB Ltd. (Regd.)                                                            67,942           445,487 (a)
ACS Actividades de Construccion y
   Servicios S.A.                                                           11,041           309,307 (j)
Adecco S.A.                                                                  5,796           264,215
Asahi Glass Co. Ltd.                                                        66,003           694,518 (j)
Brambles Industries PLC                                                    136,939           751,096
Chiyoda Corp.                                                               35,369           438,881 (j)
Daikin Industries Ltd.                                                       5,485           137,360 (j)
Empresa Brasileira de Aeronautica S.A. ADR                                   9,857           325,971 (j)
Group 4 Securicor PLC                                                      102,404           276,170
Group 4 Securicor PLC                                                       71,990           189,686
Komatsu Ltd.                                                                30,811           239,403
Kubota Corp.                                                                21,000           115,224
Malaysia International Shipping Corp. BHD                                   41,930           197,512
Mitsui & Co. Ltd.                                                           38,000           360,076
Mitsui OSK Lines Ltd.                                                       46,544           287,724 (j)
Reliance Industries Ltd. GDR                                                 9,877           287,519 (b)
Sandvik AB                                                                  15,753           586,026
Siemens AG (Regd.)                                                           9,520           695,442
SMC Corp.                                                                    3,597           392,778
Smiths Group PLC                                                            52,949           872,208
Toto Ltd.                                                                    9,000            71,230 (j)
Wolseley PLC                                                                 4,243            89,287
                                                                                           8,027,120

INFORMATION TECHNOLOGY - 1.7%
Canon Inc.                                                                   8,900           469,055 (j)
Hoya Corp.                                                                   4,100           473,603
Nidec Corp.                                                                  3,171           335,958 (j)
Nokia Oyj                                                                   53,366           894,814
Nortel Networks Corp.                                                       49,728           129,517 (a)
Samsung Electronics Co. Ltd.                                                 1,390           664,403
Taiwan Semiconductor Manufacturing Co. Ltd.                                508,926           886,964
Telefonaktiebolaget LM Ericsson (Series B)                                 171,951           552,695
                                                                                           4,407,009

MATERIALS - 1.4%
Alcan Inc.                                                                   5,152           154,711 (j)
BASF AG                                                                      7,158           476,621
BHP Billiton PLC                                                            99,785         1,273,480
Cia Vale do Rio Doce ADR                                                     7,020           178,308 (j)
Cia Vale do Rio Doce ADR                                                    21,758           637,074
Holcim Ltd.                                                                  4,093           249,203
Linde AG                                                                     3,769           254,703 (j)
Rio Tinto PLC (Regd.)                                                       16,744           512,618
                                                                                           3,736,718

TELECOMMUNICATION SERVICES - 3.0%
America Movil S.A. de C.V. ADR (Series L)                                    8,089           482,185 (j)
France Telecom S.A.                                                          9,994           292,317
Telecom Italia S.p.A                                                        44,722           116,136
Telefonica S.A.                                                             54,739           897,292
Telefonica S.A. ADR                                                            274            13,375 (j)
Telenor ASA                                                                 36,496           291,675
Vodafone Group PLC                                                         338,663           825,569
Vodafone Group PLC ADR                                                     199,541         4,852,837 (j)
                                                                                           7,771,386

UTILITIES - 0.6%
E.ON AG                                                                      8,311           741,347
Huaneng Power International, Inc.                                          230,945           169,347 (j)
National Grid Transco PLC                                                    9,661            93,684
Veolia Environnement                                                        17,074           642,236 (j)
                                                                                           1,646,614

TOTAL FOREIGN EQUITY                                                                      50,190,997
(COST $42,274,545)

                                                                         PRINCIPAL
                                                                            AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 27.9%
----------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 2.5%
U.S. Treasury Bonds
5.38%                                           02/15/31                $1,130,000      $  1,333,931 (h)
7.13%                                           02/15/23                    45,000            60,828
8.13%                                           08/15/19 - 08/15/21        665,000           946,998 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                           01/15/14                 1,316,175         1,356,068 (h,p)
2.38%                                           01/15/25                   201,269           220,517 (p)
3.88%                                           04/15/29                   142,018           199,823 (p)
4.73%                                           04/15/10                   503,220           490,796 (d,p)
U.S. Treasury Notes
3.38%                                           02/15/08                   320,000           317,702 (h)
3.63%                                           06/15/10                   935,000           930,905 (h)
3.75%                                           05/15/08                    35,000            35,077
4.00%                                           04/15/10                   470,000           475,132
4.13%                                           05/15/15                   315,000           319,627
                                                                                           6,687,404

FEDERAL AGENCIES - 2.3%
Federal Farm Credit Bank
3.75%                                           01/15/09                   345,000           343,099
Federal Home Loan Bank
2.38%                                           02/15/06                 1,635,000         1,621,608 (h)
2.63%                                           10/16/06                   810,000           798,059 (h)
3.75%                                           08/18/09                   325,000           322,874 (h)
Federal Home Loan Mortgage Corp.
3.00%                                           09/29/06                   800,000           792,022
3.63%                                           09/15/08                   970,000           962,344 (h)
4.50%                                           01/15/14                   500,000           510,267 (h)
4.75%                                           12/08/10                   545,000           546,463
6.75%                                           03/15/31                    95,000           125,625
                                                                                           6,022,361

AGENCY MORTGAGE BACKED - 7.6%
Federal Home Loan Mortgage Assoc.
6.00%                                           05/01/20                    24,902            25,760
7.00%                                           05/01/35                    24,959            26,322
Federal Home Loan Mortgage Corp.
4.50%                                           06/01/33 - 02/01/35        193,947           189,628
6.00%                                           04/01/17 - 06/01/35        465,152           477,216
6.50%                                           01/01/27 - 12/01/34        442,518           458,169
7.00%                                           10/01/16 - 02/01/35        135,766           142,999
7.50%                                           11/01/09 - 09/01/33         84,192            89,666
8.00%                                           04/01/30 - 11/01/30          8,636             9,316
9.00%                                           04/01/16 - 06/01/21         14,075            15,255 (h)
Federal National Mortgage Assoc.
4.00%                                           05/01/19 - 06/01/19        180,211           176,603
4.50%                                           05/01/18 - 12/01/34      1,014,116         1,003,034
5.00%                                           03/01/34 - 10/01/34        166,203           166,254
5.50%                                           03/01/14 - 08/01/33        382,267           391,999
6.00%                                           07/01/14 - 06/01/35      1,189,168         1,221,819
6.50%                                           01/01/15 - 02/01/35      1,907,328         1,975,142
7.00%                                           10/01/16 - 04/01/35        482,861           508,582
7.50%                                           12/01/09 - 03/01/34        245,341           261,577
8.00%                                           12/01/11 - 11/01/33        138,629           147,604
8.50%                                           06/01/30 - 05/01/31         14,953            16,175
9.00%                                           06/01/09 - 12/01/22        123,914           131,087
4.50%                                           TBA                      2,105,000         2,095,132 (c)
5.00%                                           TBA                      5,625,000         5,639,493 (c)
5.50%                                           TBA                      1,855,000         1,879,927 (c)
6.00%                                           TBA                      1,420,000         1,455,500 (c)
Government National Mortgage Assoc.
4.50%                                           08/15/33 - 09/15/34        343,315           339,483
6.00%                                           04/15/30 - 06/15/35        104,727           108,080
6.50%                                           02/15/24 - 08/15/34        250,704           261,674
7.00%                                           03/15/12 - 06/15/34        106,585           111,757
8.00%                                           09/15/29 - 06/15/30            818               884
8.50%                                           10/15/17                   126,522           137,699
9.00%                                           11/15/16 - 12/15/21        144,774           159,711
5.50%                                           TBA                        175,000           178,664 (c)
                                                                                          19,802,211

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.3%

Collateralized Mortgage Obligation
Trust (Class B)
3.73%                                           11/01/18                     4,748             4,188 (d,f)
Federal Home Loan Mortgage Assoc.
5.50%                                           02/25/35                   124,607           128,851
Federal Home Loan Mortgage Corp.
3.43%                                           10/15/18                   271,247            23,904 (g,i)
3.93%                                           12/15/30                   657,538            40,480 (g,i)
4.50%                                           04/15/13 - 03/15/19        598,647            65,300 (g)
4.50%                                           05/15/17 - 11/15/19        175,000           173,697
5.00%                                           12/15/13 - 12/01/34      1,777,002           213,661 (g)
5.00%                                           05/15/20 - 11/15/34        740,000           740,945
5.11%                                           10/15/33                    85,000            70,660 (i)
5.50%                                           04/15/17 - 06/15/33        391,724            56,665 (g)
5.50%                                           10/15/34                   128,770           134,485
6.25%                                           01/15/23                     2,299             2,303
6.31%                                           12/15/33                    55,000            49,098 (i)
7.50%                                           01/15/16                    34,306            36,150
7.50%                                           07/15/27                    33,136             5,509 (g)
8.00%                                           04/15/20                     1,954             1,950
14.69%                                          09/25/43                 1,078,783            10,114 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                           02/01/23 - 07/01/24         13,539             2,727 (g)
Federal Home Loan Mortgage STRIPS
4.55%                                           08/01/27                     2,971             2,605 (d,f)
Federal National Mortgage Assoc.
1.18%                                           12/25/42                   547,718            13,950 (g,i)
2.22%                                           06/25/43                   857,435            39,656 (g,i)
3.69%                                           10/25/29                   158,882            12,562 (g,i)
4.29%                                           09/25/42                   744,306            58,381 (g,i)
4.34%                                           04/25/17 - 10/25/17        362,137            32,717 (g,i)
4.39%                                           08/25/16                   119,458             8,091 (g,i)
4.50%                                           05/25/18                    92,120            10,076 (g)
4.50%                                           12/25/19                    50,000            49,125
4.75%                                           11/25/14                    67,217             5,283 (g)
5.00%                                           02/25/11 - 02/25/32        195,070            14,456 (g)
5.00%                                           01/15/35                    75,000            75,023
5.50%                                           01/25/27                   125,748            13,007 (g)
5.50%                                           07/25/34                   147,745           152,413
6.00%                                           12/25/34                   100,000           104,766
7.57%                                           09/25/31                   121,534           122,570 (i)
8.00%                                           07/25/14                    69,628            72,783
8.77%                                           05/25/17                    10,407            10,859 (i)
12.44%                                          04/25/32                    33,233            36,930 (i)
Federal National Mortgage Assoc. (Class 1)
6.23%                                           11/01/34                   365,761           306,439 (d,f)
Federal National Mortgage Assoc. (Class S)
3.79%                                           02/25/31                   186,619            12,947 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                           11/25/13                   342,723            18,062 (g)
5.00%                                           10/25/22                    97,344            13,172 (g)
5.50%                                           08/25/33                   338,680            69,091 (g)
9.32%                                           03/25/31                   182,817           193,163 (i)
Federal National Mortgage Assoc.
REMIC (Class B)
5.30%                                           12/25/22                     5,147             4,212 (d,f)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                                        03/25/22                        25               327 (g)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                                        05/25/22                        18               443 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                           11/01/23                    90,084            17,580 (g)
8.00%                                           08/01/23 - 07/01/24         29,681             6,223 (g)
8.50%                                           03/01/17 - 07/25/22         11,429             2,114 (g)
9.00%                                           05/25/22                     5,221             1,069 (g)
Government National Mortgage Assoc.
5.00%                                           02/16/34                    65,000            65,833
Vendee Mortgage Trust
17.61%                                          05/15/33                   640,805            17,021 (d,g,i)
                                                                                           3,323,636

ASSET BACKED - 2.0%
American Express Credit Account Master
Trust (Class A)
1.69%                                           01/15/09                    60,000            58,806
3.36%                                           09/15/08                   247,000           247,237 (i)
Bank One Issuance Trust
3.59%                                           05/17/10                    30,000            29,765
3.76%                                           08/15/08                   114,000           113,984
Bank One Issuance Trust (Class A)
3.25%                                           10/15/09                   150,000           150,064 (i)
3.33%                                           12/15/10                   150,000           150,397 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.68%                                           01/25/34                    64,102            64,369 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                           03/25/09                    49,000            48,421
Capital One Master Trust (Class C)
6.70%                                           06/15/11                   100,000           106,890 (b)
Capital One Prime Auto Receivables Trust
(Class A)
3.30%                                           09/17/07                   234,366           234,436 (i)
Carmax Auto Owner Trust
4.35%                                           03/15/10                    68,000            68,469
Chase Credit Card Master Trust (Class A)
3.33%                                           07/15/10                   200,000           200,515 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.56%                                           03/25/32                    32,431            32,534 (i)
Citibank Credit Card Issuance Trust
3.45%                                           12/17/07                   200,000           200,054 (i)
3.66%                                           03/07/08                   227,000           227,354 (i)
4.45%                                           04/07/10                    62,000            62,119
Countrywide Home Equity Loan Trust
(Class A)
3.45%                                           07/15/27                    72,666            72,736 (i)
Federal National Mortgage Assoc.
3.95%                                           12/26/31                    63,566            63,511
Fleet Credit Card Master Trust II (Class A)
5.60%                                           12/15/08                   400,000           406,060
Fleet Home Equity Loan Trust (Class A)
3.51%                                           01/20/33                    67,283            67,356 (i)
Ford Credit Floorplan Master Owner Trust
(Class A)
3.26%                                           07/15/09                 1,500,000         1,501,121 (i)
Honda Auto Receivables Owner Trust
4.15%                                           10/15/10                    76,000            76,185
Mid-State Trust
7.54%                                           07/01/35                    13,521            14,418
Peco Energy Transition Trust
6.52%                                           12/31/10                    46,000            50,702
Residential Asset Mortgage Products, Inc.
3.55%                                           03/25/34                   126,656           126,716 (i)
Residential Asset Securities Corp.
3.56%                                           07/25/32                    42,525            42,609 (i)
Residential Asset Securities Corp.
(Class A)
4.16%                                           07/25/30                   150,000           149,210 (i)
Saxon Asset Securities Trust (Class A)
3.49%                                           12/25/32                    25,922            25,940 (i)
Sears Credit Account Master Trust (Class A)
3.35%                                           08/18/09                   500,000           500,064 (i)
Volkswagen Auto Lease Trust
3.94%                                           10/20/10                    45,000            44,855
Wells Fargo Home Equity Trust
3.97%                                           09/25/24                    41,000            40,603 (i)
                                                                                           5,177,500

CORPORATE NOTES - 8.8%
Abbey National PLC
7.95%                                           10/26/29                    90,000           122,594
AIG SunAmerica Global Financing VII
5.85%                                           08/01/08                   100,000           104,246 (b)
Ainsworth Lumber Co. Ltd.
6.75%                                           03/15/14                   175,000           157,500
Air Jamaica Ltd.
9.38%                                           07/08/15                    75,000            75,495 (b)
Alberta Energy Co. Ltd.
7.38%                                           11/01/31                    25,000            31,290
Allegiance Corp.
7.00%                                           10/15/26                    35,000            40,232
Allied Waste North America
7.25%                                           03/15/15                   190,000           183,825 (b)
Allstate Life Global Funding Trusts
3.85%                                           01/25/08                   120,000           119,164
ALROSA Finance S.A.
8.88%                                           11/17/14                   100,000           113,000 (b)
Altria Group, Inc.
7.20%                                           02/01/07                    40,000            41,682
Ameren Corp.
4.26%                                           05/15/07                    35,000            34,995
America Movil S.A. de C.V.
6.38%                                           03/01/35                   165,000           161,306
American Electric Power Co. Inc. (Series D)
5.25%                                           06/01/15                   100,000           103,167
American General Corp.
7.50%                                           08/11/10                    55,000            61,995
ANZ Capital Trust
4.48%                                           12/31/49                    90,000            89,607 (b)
AON Corp.
8.21%                                           01/01/27                    80,000            93,450
Appalachian Power Co. (Series G)
3.60%                                           05/15/08                    30,000            29,449
Appalachian Power Co. (Series K)
5.00%                                           06/01/17                    60,000            60,194
Assurant, Inc.
6.75%                                           02/15/34                    60,000            69,438
AT&T Wireless Services Inc.
7.35%                                           03/01/06                    70,000            71,530
8.75%                                           03/01/31                   100,000           140,225
Banco BMG S.A.
8.75%                                           07/01/10                   100,000           100,750 (b)
Banco Santander Chile
5.38%                                           12/09/14                    95,000            98,051 (b)
Bank of America Corp.
3.88%                                           01/15/08                    60,000            59,751
Bank One Corp.
6.50%                                           02/01/06                   160,000           162,447
Barclays Bank PLC
7.38%                                           06/29/49                   120,000           138,205 (b,i)
Bavaria S.A.
8.88%                                           11/01/10                    60,000            66,090 (b)
BB&T Corp.
4.75%                                           10/01/12                    45,000            45,677
BBVA Bancomer Capital Trust I
10.50%                                          02/16/11                   100,000           103,750 (b)
Bear Stearns Companies, Inc.
4.55%                                           06/23/10                    70,000            70,501
BellSouth Corp.
6.00%                                           11/15/34                    85,000            90,428
Berkshire Hathaway Finance Corp.
4.13%                                           01/15/10                    75,000            74,547 (b)
Boeing Co.
8.75%                                           08/15/21                    50,000            70,124
British Aerospace Finance, Inc.
7.50%                                           07/01/27                    50,000            60,910 (b)
Burlington Northern Santa Fe Corp.
8.13%                                           04/15/20                    80,000           105,787
Campbell Soup Co.
5.50%                                           03/15/07                    85,000            86,762
Capital One Financial Corp.
8.75%                                           02/01/07                    90,000            96,042
Carolina Power & Light Co.
5.15%                                           04/01/15                    40,000            41,409
6.13%                                           09/15/33                    40,000            45,123
Case New Holland, Inc.
6.00%                                           06/01/09                   255,000           244,800 (b)
Cendant Corp.
6.25%                                           01/15/08                   120,000           124,931
Charter One Bank FSB
6.38%                                           05/15/12                    50,000            55,351
Citigroup Inc.
5.00%                                           03/06/07                    70,000            71,164
5.85%                                           12/11/34                    70,000            77,381
6.63%                                           06/15/32                   125,000           149,308
Clear Channel Communications, Inc.
4.63%                                           01/15/08                    80,000            78,884
CNA Financial Corp.
5.85%                                           12/15/14                   120,000           123,565
CNF Inc.
6.70%                                           05/01/34                    15,000            17,049
Comcast Cable Communications Holdings, Inc.
9.46%                                           11/15/22                    90,000           126,995
Consolidated Natural Gas Co.
5.38%                                           11/01/06                   170,000           172,612
Consumers Energy Co.
5.15%                                           02/15/17                    60,000            60,552
Consumers Energy Co. (Series L)
5.00%                                           02/15/12                    90,000            91,483
Corp Interamericana de Entretenimiento S.A.
8.88%                                           06/14/15                    80,000            79,000 (b)
Countrywide Home Loans, Inc.
5.63%                                           05/15/07                    85,000            87,087
COX Communications, Inc.
5.45%                                           12/15/14                    90,000            91,773
CSX Corp.
5.50%                                           08/01/13                    90,000            94,401
CSX Transportation, Inc.
9.75%                                           06/15/20                     8,000            11,568
D.R. Horton, Inc.
7.50%                                           12/01/07                    65,000            68,792
DaimlerChrysler NA Holding Corp.
4.05%                                           06/04/08                    60,000            58,947
4.75%                                           01/15/08                    60,000            60,215
6.50%                                           11/15/13                    50,000            54,210
DBS Bank Ltd.
5.00%                                           11/15/19                   105,000           106,215 (b)
Deutsche Telekom International Finance BV
3.88%                                           07/22/08                   295,000           292,538
Diamond Offshore Drilling, Inc.
4.88%                                           07/01/15                    50,000            50,161 (b)
DirecTV Holdings LLC
6.38%                                           06/15/15                   175,000           174,125 (b)
Dominion Resources Inc. (Series B)
4.13%                                           02/15/08                   120,000           119,369
Dominion Resources Inc. (Series G)
3.66%                                           11/15/06                   150,000           149,003
Duke Capital LLC
4.30%                                           05/18/06                    55,000            55,114
4.33%                                           11/16/06                    95,000            95,127
5.50%                                           03/01/14                    55,000            56,547
5.67%                                           08/15/14                    50,000            51,887
Duke Energy Corp.
4.50%                                           04/01/10                    55,000            55,482
El Paso Electric Co.
6.00%                                           05/15/35                    95,000            99,538
El Paso Production Holding Co.
7.75%                                           06/01/13                   175,000           186,813
Emmis Communications Corp.
9.31%                                           06/15/12                    70,000            71,225 (b,i)
Enterprise Products Operating LP
4.00%                                           10/15/07                   120,000           118,801
EOP Operating LP (REIT)
7.75%                                           11/15/07                   170,000           182,612
Farmers Exchange Capital
7.05%                                           07/15/28                    60,000            64,884 (b)
FirstEnergy Corp. (Series B)
6.45%                                           11/15/11                   170,000           185,746
Flextronics International Ltd.
6.25%                                           11/15/14                   260,000           258,050
Ford Motor Credit Co.
6.63%                                           06/16/08                   150,000           148,761
7.00%                                           10/01/13                   150,000           145,125
7.38%                                           10/28/09                   150,000           147,375
Gaz Capital for Gazprom
8.63%                                           04/28/34                   160,000           200,000 (b)
General Mills, Inc.
3.88%                                           11/30/07                    85,000            84,335
Georgia Power Co.
4.88%                                           07/15/07                   115,000           116,639
Goodrich Corp.
7.10%                                           11/15/27                    55,000            65,679
GTE Corp.
6.94%                                           04/15/28                   105,000           121,691
7.51%                                           04/01/09                    60,000            66,114
Halliburton Co.
8.75%                                           02/15/21                   115,000           157,659
Household Finance Corp.
6.38%                                           11/27/12                    60,000            66,168
6.50%                                           11/15/08                    70,000            74,742
HSBC Bank USA NA
3.88%                                           09/15/09                   155,000           152,879
HSBC Capital Funding LP
4.61%                                           12/29/49                    95,000            92,708 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                           12/31/49                    75,000            91,385 (b,i)
HSBC Finance Corp.
6.75%                                           05/15/11                   215,000           237,889
Hydro Quebec
8.25%                                           04/15/26                   110,000           160,306
Indosat Tbk PT
7.13%                                           06/22/12                   100,000           100,500 (b)
Intelsat Bermuda Ltd.
8.63%                                           01/15/15                   170,000           179,350 (b)
International Business Machines Corp.
3.80%                                           02/01/08                    60,000            59,608
International Lease Finance Corp.
5.00%                                           04/15/10                    90,000            91,774
iStar Financial Inc.
4.88%                                           01/15/09                    30,000            30,002
6.00%                                           12/15/10                    85,000            88,846
6.05%                                           04/15/15                    10,000            10,338
7.00%                                           03/15/08                    50,000            53,051
Kansas Gas & Electric
5.65%                                           03/29/21                    50,000            50,535 (b)
Kellogg Co. (Series B)
6.60%                                           04/01/11                   140,000           155,910
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                           08/01/09                    95,000           109,250 (b)
Kimco Realty Corp. (REIT)
4.82%                                           06/01/14                    60,000            59,760
Kinder Morgan Energy Partners LP
5.13%                                           11/15/14                    70,000            70,678
Kinder Morgan, Inc.
6.50%                                           09/01/12                    90,000            99,216
Kraft Foods Inc.
4.13%                                           11/12/09                   120,000           118,921
Lehman Brothers Holdings, Inc.
4.25%                                           01/27/10                    60,000            59,820
LG Electronics Inc.
5.00%                                           06/17/10                   140,000           140,348 (b)
Marsh & McLennan Companies Inc.
3.28%                                           07/13/07                 1,000,000           993,096 (i)
Meritage Homes Corp.
6.25%                                           03/15/15                   255,000           237,150
MGM Mirage
5.88%                                           02/27/14                   265,000           257,381
Midamerican Energy Holdings Co.
3.50%                                           05/15/08                    60,000            58,370
Morgan Stanley
4.25%                                           05/15/10                    10,000             9,925
Motorola, Inc.
4.61%                                           11/16/07                    55,000            55,421
Nationwide Mutual Insurance Co.
7.88%                                           04/01/33                    30,000            37,696 (b)
Navistar International Corp.
6.25%                                           03/01/12                   265,000           255,725 (b)
NB Capital Trust IV
8.25%                                           04/15/27                   195,000           213,765
Nelnet Inc.
5.13%                                           06/01/10                   110,000           110,480
Nexen, Inc.
5.88%                                           03/10/35                    60,000            60,662
Nexstar Finance, Inc.
7.00%                                           01/15/14                   175,000           162,094 (b)
Nextel Communications, Inc.
7.38%                                           08/01/15                    90,000            97,200
Nordea Bank AB
5.42%                                           12/29/49                    50,000            51,495 (b,i)
Norfolk Southern Corp.
6.00%                                           04/30/08                    55,000            57,383
Norfolk Southern Railway Co.
9.75%                                           06/15/20                    12,000            17,366
Northeast Utilities (Series B)
3.30%                                           06/01/08                    35,000            33,879
Northrop Grumman Corp.
4.08%                                           11/16/06                    40,000            39,884
NorthWestern Corp.
5.88%                                           11/01/14                    60,000            61,500 (b)
Novelis Inc.
7.25%                                           02/15/15                   170,000           170,638 (b)
Ocean Energy, Inc.
4.38%                                           10/01/07                    50,000            50,058
Ohio Power Co. (Series E)
6.60%                                           02/15/33                    35,000            41,466
PanAmSat Corp.
9.00%                                           08/15/14                   175,000           190,969
Pemex Finance Ltd.
9.03%                                           02/15/11                    65,000            73,322
9.69%                                           08/15/09                   144,500           158,945
Pemex Project Funding Master Trust
6.63%                                           06/15/35                   160,000           157,200 (b)
7.38%                                           12/15/14                    45,000            50,542
Pepco Holdings, Inc.
4.00%                                           06/01/10                    60,000            59,958 (i)
5.50%                                           08/15/07                    80,000            81,959
Petrobras International Finance Co.
9.75%                                           07/06/11                    70,000            82,950
Petro-Canada
5.95%                                           05/15/35                   120,000           124,872
Pioneer Natural Resources Co.
6.50%                                           01/15/08                    35,000            36,221
Principal Life Global Funding I
5.25%                                           01/15/13                    90,000            94,699 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                           01/01/21                   125,000           168,611
Protective Life Secured Trust
4.00%                                           10/07/09                    30,000            29,660
Prudential Financial Inc.
4.75%                                           06/13/15                    90,000            90,257
PSI Energy, Inc.
6.65%                                           06/15/06                    75,000            76,727
Public Service Company of New Mexico
4.40%                                           09/15/08                    80,000            79,990
Public Service Electric & Gas
5.25%                                           07/01/35                    60,000            60,581
Puget Energy, Inc.
3.36%                                           06/01/08                    35,000            34,062
5.48%                                           06/01/35                    60,000            61,946
Quest Diagnostics
6.75%                                           07/12/06                    70,000            71,735
Rabobank Capital Funding II
5.26%                                           12/31/49                   130,000           133,737 (b,i)
Rabobank Capital Funding Trust
5.25%                                           12/29/49                    60,000            61,544 (b,i)
Raytheon Co.
4.85%                                           01/15/11                    60,000            60,753
6.40%                                           12/15/18                   150,000           169,700
RBS Capital Trust I
5.51%                                           09/29/49                    90,000            93,213 (i)
Rogers Wireless Communications, Inc.
7.50%                                           03/15/15                   135,000           146,813
Royal Bank of Canada
4.13%                                           01/26/10                    50,000            49,881
Royal Bank of Scotland Group PLC ADR
9.12%                                           03/31/49                    35,000            41,683
San Diego Gas & Electric Co.
5.35%                                           05/15/35                    30,000            31,067
SBC Communications Inc.
5.10%                                           09/15/14                    75,000            76,634
Scottish Power PLC
4.91%                                           03/15/10                    85,000            86,231
Simon Property Group LP
4.88%                                           08/15/10                    15,000            15,124
Simon Property Group LP (REIT)
4.60%                                           06/15/10                    60,000            60,033 (b)
Sinclair Broadcast Group, Inc.
8.00%                                           03/15/12                   175,000           179,375
SLM Corp.
4.00%                                           01/15/09                    60,000            59,565
Sprint Capital Corp.
4.78%                                           08/17/06                   145,000           146,058 (k)
6.00%                                           01/15/07                   150,000           153,895
6.13%                                           11/15/08                   140,000           147,763
8.38%                                           03/15/12                    90,000           108,404
8.75%                                           03/15/32                    60,000            83,607
State of Illinois
4.95%                                           06/01/23                    85,000            87,549
5.10%                                           06/01/33                    60,000            62,556
Stewart Enterprises, Inc.
6.25%                                           02/15/13                   190,000           188,100 (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                           11/19/08                   200,000           198,670
TELUS Corp.
7.50%                                           06/01/07                   135,000           142,698
8.00%                                           06/01/11                    60,000            70,176
Tenet Healthcare Corp.
6.38%                                           12/01/11                   170,000           161,925
Time Warner Entertainment Co. LP
8.38%                                           07/15/33                    85,000           112,429
Time Warner, Inc.
6.88%                                           05/01/12                    10,000            11,287
9.13%                                           01/15/13                    90,000           113,638
Toyota Motor Credit Corp.
3.36%                                           09/15/06                 2,000,000         1,999,274 (i)
TXU Electric Delivery Co.
5.00%                                           09/01/07                    65,000            65,942
6.38%                                           05/01/12                   105,000           114,891
Tyco International Group S.A.
5.80%                                           08/01/06                   110,000           112,000
Tyson Foods, Inc.
7.25%                                           10/01/06                    65,000            67,353
UBS Preferred Funding Trust I
8.62%                                           10/29/49                    55,000            65,285 (i)
Union Pacific Corp.
6.65%                                           01/15/11                    40,000            44,245
Union Planters Bank NA
5.13%                                           06/15/07                    30,000            30,564
United Rentals North America, Inc.
7.75%                                           11/15/13                   180,000           176,850
United Utilities PLC
6.45%                                           04/01/08                    60,000            63,120
Vedanta Resources PLC
6.63%                                           02/22/10                    45,000            44,404 (b)
Verizon
6.50%                                           09/15/11                    60,000            65,435
Verizon Global Funding Corp.
7.75%                                           06/15/32                    75,000            97,344
Vornado Realty LP (REIT)
5.63%                                           06/15/07                    55,000            56,023
Votorantim Overseas III
7.75%                                           06/24/20                   160,000           160,000 (b)
VTB Capital S.A.
6.09%                                           07/30/07                    54,000            56,041 (i)
6.25%                                           07/02/35                   160,000           160,000 (b)
Wells Fargo & Co.
5.25%                                           12/01/07                    30,000            30,796
Westar Energy, Inc.
5.15%                                           01/01/17                    40,000            40,715
Weyerhaeuser Co.
6.13%                                           03/15/07                    40,000            41,107
Wisconsin Electric Power
3.50%                                           12/01/07                    70,000            68,855
Wisconsin Energy Corp.
5.88%                                           04/01/06                    39,000            39,532
Yara International ASA
5.25%                                           12/15/14                    60,000            60,113 (b)
                                                                                          22,973,242

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%

Bank of America Alternative Loan Trust
6.50%                                           07/25/35                   100,000           103,344
Bear Stearns Commercial Mortgage Securities
6.02%                                           02/14/31                   150,000           158,297
Bear Stearns Commercial Mortgage
Securities (Class B)
6.20%                                           02/14/31                    25,000            26,949
CalSTRS Trust
4.13%                                           11/20/12                   167,000           166,840 (b)
Credit Suisse First Boston
4.17%                                           07/15/37                 1,364,000            47,597 (b,d)
Crusade Global Trust (Class A)
3.62%                                           09/18/34                    57,286            57,375 (i)
CS First Boston Mortgage Securities Corp.
4.60%                                           03/15/35                    50,000            50,297
CS First Boston Mortgage Securities Corp.
(Class A)
4.51%                                           07/15/37                    82,000            82,331
4.69%                                           07/15/37                    55,000            55,397
DLJ Commercial Mortgage Corp.
6.24%                                           11/12/31                   400,000           423,343
First Union-Lehman Brothers-Bank of America
6.56%                                           11/18/35                    49,779            52,318
GMAC Commercial Mortgage Securities Inc.
6.47%                                           04/15/34                    50,000            54,940
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                           12/10/41                   161,000           164,137 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.22%                                           12/10/41                 2,399,000            73,399 (d,i)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                           05/15/35                   546,570           576,424
6.55%                                           12/10/41                 5,012,359            87,892 (b,d,i)
GS Mortgage Securities Corp. II
3.50%                                           11/15/15                   300,000           300,144 (b,i)
Impac CMB Trust (Class A)
3.69%                                           12/25/33                   216,543           216,805 (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                           01/12/39                 1,295,803            61,175 (b,i)
6.47%                                           11/15/35                    71,000            78,675
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                           10/15/37                    98,000           100,636 (i)
LB-UBS Commercial Mortgage Trust
4.06%                                           09/15/27                   158,000           156,898 (i)
4.17%                                           07/15/37                 3,078,000            50,979 (b,d,i)
4.20%                                           01/18/12                 1,798,000            66,533 (d)
4.20%                                           12/15/29                    83,000            82,744
4.32%                                           03/15/34                   481,707             9,032 (b,d,i)
4.51%                                           12/15/29                    83,000            83,458
4.53%                                           01/15/36                   578,006            43,531 (b,d)
5.99%                                           02/15/40                 1,399,219            31,606 (b,d)
6.49%                                           12/15/39                 1,261,820            23,390 (b,d,i)
7.67%                                           09/15/37                 1,152,480            18,728 (b,d,i)
8.31%                                           03/15/36                 1,451,498            39,916 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
4.31%                                           02/15/30                   144,000           143,925
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                           07/14/16                    28,000            31,334 (b)
Master Alternative Loans Trust
5.00%                                           08/25/18                    94,473            12,636 (g)
6.50%                                           08/25/34 - 05/25/35        352,008           364,414
Morgan Stanley Capital I
5.17%                                           01/14/42                   340,000           354,545 (i)
7.11%                                           04/15/33                   119,000           130,744
Morgan Stanley Capital I (Class A)
4.66%                                           09/13/45                   350,000           353,241
Morgan Stanley Dean Witter Capital I
1.06%                                           04/15/34                   567,000             9,798 (b,i)
3.95%                                           10/15/35                   544,763            14,446 (b,d,i)
6.46%                                           02/15/33                    49,523            51,374
7.20%                                           10/15/33                    25,000            27,935
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                           10/15/35                    91,000           100,661
6.54%                                           02/15/31                    99,411           104,661
Nomura Asset Securities Corp. (Class A)
6.59%                                           03/15/30                   246,000           261,066
Puma Finance Ltd. (Class A)
3.32%                                           10/11/34                    99,046            99,079 (i)
3.63%                                           03/25/34                   155,043           155,260 (i)
Residential Asset Securitization Trust
3.71%                                           05/25/35                   962,663           959,679 (i)
Structured Asset Securities Corp. (Class X)
2.07%                                           02/25/28                   127,521             6,615 (i)
Wachovia Bank Commercial Mortgage Trust
3.74%                                           03/15/15                    89,351            89,449 (b,i)
4.12%                                           03/15/15                   100,000           100,216 (b,i)
4.38%                                           10/15/41                   141,000           141,383
4.94%                                           04/15/42                   143,000           146,647
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                           10/15/41                   134,000           135,284
4.95%                                           10/15/41                   163,000           165,164
                                                                                           7,504,686

SOVEREIGN BONDS - 0.5%
Government of  Argentina
4.62%                                           08/03/12                    80,000            72,320 (d,i)
Government of Bahamas
6.63%                                           05/15/33                    45,000            54,613 (b)
Government of Brazil
9.25%                                           10/22/10                    65,000            72,312
Government of Colombia
10.75%                                          01/15/13                    45,000            54,720
Government of Costa Rica
6.55%                                           03/20/14                    65,000            63,862 (b)
Government of El Salvador
7.65%                                           06/15/35                    80,000            79,600 (b)
Government of Indonesia
7.25%                                           04/20/15                    50,000            50,625 (b)
Government of Italy
4.50%                                           01/21/15                    45,000            45,664
Government of Jamaica
9.00%                                           06/02/15                    95,000            96,781
Government of Mexico
6.75%                                           09/27/34                    10,000            10,525
Government of Panama
7.25%                                           03/15/15                    80,000            87,200
Government of Peru
8.38%                                           05/03/16                    45,000            50,512
Government of Russia
5.00%                                           03/31/30                   115,000           128,800 (b,k)
Government of Turkey
7.00%                                           06/05/20                    80,000            78,200
Government of Ukraine
6.37%                                           08/05/09                    60,000            64,800 (b,i)
Japan Finance Corp for Municipal
Enterprises
4.63%                                           04/21/15                   100,000           102,350
Ontario Electricity Financial Corp.
7.45%                                           03/31/13                    35,000            42,393
Province of New Brunswick
3.50%                                           10/23/07                    90,000            89,212
Province of Ontario
5.13%                                           07/17/12                    15,000            15,921
                                                                                           1,260,410

TOTAL BONDS AND NOTES                                                                     72,751,450
 (COST $72,887,505)

                                                                         NUMBER OF
                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 2.0%
-----------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                           36,570        $1,077,718
Industrial Select Sector SPDR Fund                                         141,801         4,166,113

TOTAL EXCHANGE TRADED FUNDS                                                                5,243,831
(COST $4,824,310)

-----------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
-----------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                 120           121,212 (b,i)
 (COST $123,900)

                                                                          NUMBER OF
                                                                          CONTRACTS             VALUE
-----------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-----------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                             10       $       125

PUT OPTIONS
U S Treasury Notes 10 Yr. Futures                                                5               234
Euro Dollar Futures                                                              5               563
                                                                                                 797

TOTAL PURCHASED OPTIONS                                                                          922
 (COST $3,786)

TOTAL INVESTMENTS IN SECURITIES                                                          268,126,474
 (COST $248,490,569)

                                                                         NUMBER OF
                                                                            SHARES             VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 6.8%
-----------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
3.20%                                                                    3,207,479        $3,207,479 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 5.6%

State Street Navigator Securities
Lending Prime Portfolio
3.31%                                                                   14,531,171        14,531,171 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                              17,738,650
(COST $17,738,650)

TOTAL INVESTMENTS                                                                        285,865,124
 (COST $266,229,219)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (9.7)%                                                                             (25,342,561)
                                                                                        ------------
NET ASSETS - 100.0%                                                                     $260,522,563
                                                                                        ============


-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following long futures contracts open at June 30, 2005:

                                                                                         CURRENT       UNREALIZED
DESCRIPTION                            EXPIRATION DATE      NUMBER OF CONTRACTS   NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                    September  2005                       30       $7,211,250         $ (8,024)
U S Treasury Notes 10Yr. Futures       September  2005                        7          794,281            5,302
U S Treasury Notes 5Yr. Futures        September  2005                       30        3,266,719           17,722
                                                                                                         --------
                                                                                                         $ 15,001
                                                                                                         ========

The GE Strategic Investment Fund had the following short futures contracts open at June 30, 2005:

                                                                                         CURRENT       UNREALIZED
DESCRIPTION                            EXPIRATION DATE      NUMBER OF CONTRACTS   NOTIONAL VALUE     APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                    December  2005                        30     $(7,202,250)          $ 3,876
S&P 500 Index Futures                  September  2005                        9      (2,689,875)           48,200
                                                                                                          -------
                                                                                                          $52,076
                                                                                                          =======



GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                        PRINCIPAL
                                                                           AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 90.4%
--------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 52.4%
U.S. Treasury Bonds
5.38%                                          02/15/31                $5,780,000      $  6,823,116 (j)
7.13%                                          02/15/23                 8,000,000        10,813,840
8.13%                                          08/15/19 - 08/15/21      6,750,000         9,584,406 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                          01/15/14                 4,438,142         4,572,662 (p)
2.38%                                          01/15/25                   774,113           848,141 (p)
3.88%                                          04/15/29                   295,870           416,298 (p)
4.73%                                          04/15/10                 1,181,027         1,151,867 (d,p)
U.S. Treasury Notes
3.00%                                          11/15/07                 5,775,000         5,691,955 (j)
3.13%                                          05/15/07                 2,945,000         2,917,170
3.50%                                          12/15/09                12,065,000        11,951,227 (j)
3.63%                                          06/15/10                16,235,000        16,163,890 (j)
3.75%                                          05/15/08                 3,000,000         3,006,570
4.13%                                          05/15/15                10,435,000        10,588,290 (j)
4.88%                                          02/15/12                   500,000           531,115 (j)
                                                                                         85,060,547

FEDERAL AGENCIES - 35.5%
Federal Farm Credit Bank
3.75%                                          01/15/09                   835,000           830,399 (j)
Federal Home Loan Bank
2.38%                                          02/15/06                 6,815,000         6,759,178
2.63%                                          10/16/06                 2,750,000         2,709,459 (j)
3.75%                                          08/18/09                   500,000           496,729 (j)
Federal Home Loan Mortgage Corp.
2.88%                                          05/15/07                 6,800,000         6,687,763
3.00%                                          09/29/06                 2,700,000         2,673,074
3.63%                                          09/15/08                10,025,000         9,945,871
4.50%                                          01/15/14                 6,035,000         6,158,921
4.63%                                          07/18/07                12,030,000        12,036,941
6.75%                                          03/15/31                 3,300,000         4,363,824
Federal National Mortgage Assoc.
7.00%                                          07/15/05                 5,025,000         5,031,668
                                                                                         57,693,827

AGENCY MORTGAGE BACKED - 1.7%
Federal Home Loan Mortgage Assoc.
6.00%                                          06/01/35                    99,909           102,463
Federal Home Loan Mortgage Corp.
6.50%                                          04/01/31                     6,641             6,896
7.00%                                          12/01/26 - 02/01/30         13,253            13,974
7.50%                                          02/01/07 - 04/01/12        678,330           716,478
9.00%                                          12/01/14                   185,811           200,461
Federal National Mortgage Assoc.
7.00%                                          02/01/30                    32,697            34,458
7.50%                                          12/01/23                   139,034           149,499
9.00%                                          06/01/09 - 07/01/21         56,095            60,088
5.00%                                          TBA                      1,000,000         1,010,938 (c)
Government National Mortgage Assoc.
8.50%                                          05/15/21 - 03/15/23         47,121            51,911
9.00%                                          07/15/16                   382,556           422,072
                                                                                          2,769,238

ASSET BACKED - 0.5%
Accredited Mortgage Loan Trust (Class A)
3.61%                                          07/25/34                   728,218           730,419 (i)

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.3%
Morgan Stanley Dean Witter Capital I
(Class A)
6.54%                                          02/15/31                   497,054           523,305

TOTAL BONDS AND NOTES                                                                   146,777,336
 (COST $143,152,501)

                                                                        NUMBER OF
                                                                        CONTRACTS             VALUE
--------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
--------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                            25           $   313

PUT OPTIONS
Euro Dollar Futures                                                            15               703
U S Treas Notes 10Yr Future                                                    15             1,687
                                                                                              2,390

TOTAL PURCHASED OPTIONS                                                                       2,703
 (COST $10,779)
                                                                       PRINCIPAL
                                                                          AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 18.9%
--------------------------------------------------------------------------------------------------------

ASSET BACKED - 11.8%
American Express Credit Account Master
Trust (Class A)
3.26%                                          02/15/08                $3,180,000        $3,179,931 (i)
Bank One Issuance Trust (Class A)
3.25%                                          10/15/09                 1,000,000         1,000,429 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.68%                                          01/25/34                    26,709            26,820 (i)
Capital Auto Receivables Asset Trust
3.28%                                          04/15/08                 2,000,000         2,001,289 (i)
Countrywide Home Equity Loan Trust
(Class A)
3.46%                                          05/15/28                 2,061,275         2,062,744 (i)
First USA Credit Card Master Trust
(Class A)
3.39%                                          05/17/10                 1,000,000         1,003,190 (i)
GMAC Mortgage Corp. Loan Trust (Class A)
3.39%                                          06/25/34                   500,000           500,088 (i)
Long Beach Mortgage Loan Trust
3.58%                                          11/25/34                   776,142           776,952 (i)
MBNA Master Credit Card Trust USA
(Class A)
3.27%                                          12/17/07                 1,550,000         1,549,847 (i)
Option One Mortgage Loan Trust (Class A)
3.73%                                          02/25/33                   882,527           885,230 (i)
Providian Gateway Master Trust
3.58%                                          07/15/11                   800,000           804,882 (b,i)
Residential Asset Mortgage Products, Inc.
3.64%                                          12/25/33                   265,868           266,702 (i)
Residential Asset Mortgage Products Inc.
(Class A)
3.61%                                          01/25/34                   477,982           479,018 (i)
Saxon Asset Securities Trust
3.54%                                          05/25/35                 2,685,856         2,687,049 (i)
Structured Asset Securities Corp.
3.51%                                          02/25/35                 2,000,000         2,001,931 (i)
                                                                                         19,226,102

CORPORATE NOTES - 2.2%
Countrywide Home Loans, Inc.
3.60%                                          03/29/06                 1,500,000         1,500,332 (i)
Prudential Financial Inc.
3.54%                                          06/13/08                 2,000,000         1,999,320 (i)
                                                                                          3,499,652

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.9%

Crusade Global Trust (Class A)
3.62%                                          09/18/34                   921,565           922,987 (i)
Granite Master Issuer PLC
3.51%                                          12/20/24                 2,000,000         1,999,938 (i)
GS Mortgage Securities Corp. II
3.50%                                          11/15/15                   250,000           250,120 (b,i)
Impac CMB Trust
3.64%                                          08/25/33                 2,138,375         2,141,323 (i)
Impac CMB Trust (Class A)
3.69%                                          12/25/33                   426,003           426,518 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.39%                                          10/15/17                 1,000,000         1,000,776 (b,i)
Residential Accredit Loans, Inc.
3.61%                                          03/25/34                   834,010           834,891 (i)
Thornburg Mortgage Securities Trust
(Class A)
3.65%                                          04/25/43                   447,748           448,447 (i)
                                                                                          8,025,000

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                  30,750,754
 (COST $30,747,181)

TOTAL INVESTMENTS IN SECURITIES                                                         177,530,793
 (COST $173,910,461)

                                                                        NUMBER OF
                                                                           SHARES             VALUE
--------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.8%
--------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 7.8%
GEI Short Term Investment Fund
3.20%                                                                  12,698,510       $12,698,510 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 13.0%

GEI Short Term Investment Fund
3.20%                                                                  21,068,439        21,068,439 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                             33,766,949
 (COST $33,766,949)

TOTAL INVESTMENTS                                                                       211,297,742
 (COST $207,677,410)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET - (30.1) %                                                                          (48,848,074)
                                                                                       ------------
NET ASSETS - 100.0%                                                                    $162,449,668
                                                                                       ============

-----------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------

The GE Government Securities Fund had the following long futures contracts open at June 30, 2005:
                                                                                 CURRENT
                                                           NUMBER OF            NOTIONAL              UNREALIZED
DESCRIPTION                          EXPIRATION DATE       CONTRACTS               VALUE            APPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                  September  2005              70         $16,826,250               $ (18,903)
U S Treasury Notes 5 Yr. Futures     September  2005              40           4,355,625                  23,630
                                                                                                       ---------
                                                                                                       $   4,727
                                                                                                       =========

The GE Government Securities Fund had the following short futures contracts open at June 30, 2005:
                                                                                 CURRENT
                                                           NUMBER OF            NOTIONAL              UNREALIZED
DESCRIPTION                          EXPIRATION DATE       CONTRACTS               VALUE            DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                  December  2005               70       $(16,805,250)               $  9,413
U S Treasury Notes 10 Yr. Futures    September  2005              17         (1,928,969)                (15,457)
                                                                                                       ---------
                                                                                                       $ (6,044)
                                                                                                       =========


GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                       PRINCIPAL
                                                                          AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 92.5%
----------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 17.1%
U.S. Treasury Notes
3.13%                                           05/15/07               $2,300,000        $  2,278,265 (j)
3.63%                                           06/15/10                6,880,000           6,849,865 (j)
3.88%                                           05/15/10                1,750,000           1,759,975 (j)
                                                                                           10,888,105

FEDERAL AGENCIES - 0.3%
Federal Home Loan Bank
2.50%                                           12/15/05                  200,000             199,020

AGENCY MORTGAGE BACKED - 29.7%
Federal Home Loan Mortgage Corp.
6.00%                                           12/01/08 - 09/01/19       251,936             260,496 (h)
6.50%                                           05/01/13                  122,119             127,285
7.00%                                           02/01/12 - 11/01/33       347,657             365,793
7.50%                                           01/01/27 - 08/01/30       273,761             292,286
8.00%                                           04/01/23                   22,134              23,706
8.50%                                           01/01/09 - 11/01/20       428,240             453,084
8.75%                                           08/01/08                   59,889              61,879
Federal National Mortgage Assoc.
3.22%                                           06/01/33                  213,906             217,970 (i)
3.33%                                           07/01/33                  280,290             281,294 (i)
3.69%                                           06/01/33                  319,494             321,303 (i)
4.06%                                           06/01/33                  173,916             173,644 (i)
4.11%                                           06/01/33                  579,097             578,554 (i)
4.15%                                           07/01/33                  945,517             945,517 (i)
4.29%                                           05/01/33                  844,322             846,432 (i)
4.60%                                           12/01/32                  293,432             297,758 (i)
6.00%                                           12/01/19 - 11/01/33       900,350             929,961
6.50%                                           05/01/17 - 03/01/35     1,105,629           1,148,555
7.00%                                           03/01/17 - 06/01/34     1,218,764           1,282,721
7.50%                                           06/01/11 - 02/01/35     3,853,356           4,111,106
8.00%                                           03/01/22 - 01/01/34       459,574             497,114
8.50%                                           02/01/18 - 10/01/33       817,091             888,306
9.00%                                           08/01/10 - 09/01/31     1,208,259           1,316,891
9.50%                                           09/01/21                  148,261             164,118
9.75%                                           02/01/21                  185,872             207,560
Government National Mortgage Assoc.
6.00%                                           01/15/35 - 04/15/35       199,508             205,932
6.50%                                           09/15/16 - 05/15/35       995,476           1,041,004
7.00%                                           12/15/18 - 05/15/32       595,193             630,121
7.50%                                           02/15/09 - 01/15/25       700,751             738,112
8.00%                                           07/15/17                  145,971             157,678
9.00%                                           08/15/09 - 12/15/09       309,321             324,851
9.50%                                           12/15/09 - 12/15/09        24,099              25,533
                                                                                           18,916,564

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 34.9%
Federal Home Loan Mortgage Assoc.
5.50%                                           02/25/35                  594,126             614,362
Federal Home Loan Mortgage Corp.
2.00%                                           07/15/06                        1                   1 (g)
3.25%                                           07/15/23                1,095,496           1,081,494
3.50%                                           01/15/22 - 05/15/26     3,600,000           3,557,451
5.00%                                           11/15/12                1,139,629              49,147 (g)
5.00%                                           06/15/14 - 12/15/20     2,115,534           2,133,526
6.00%                                           11/15/23                2,932,937           3,012,401
6.50%                                           02/15/14                1,359,895             181,461 (g)
8.00%                                           01/15/34                  558,264             566,628
Federal National Mortgage Assoc.
1.41%                                           07/25/44                7,647,608             233,013 (g)
2.22%                                           06/25/43               12,499,050             578,081 (g,i)
2.57%                                           12/25/42                  623,384             620,267
3.28%                                           10/25/42                  186,471             185,889
3.46%                                           06/25/43                  878,818             873,875
4.50%                                           09/25/16 - 07/25/33     2,131,802           2,134,938
5.17%                                           02/25/44                1,184,604           1,188,306
6.00%                                           08/25/28 - 01/25/34     3,981,704           4,088,240
14.56%                                          05/25/18               30,377,807              75,945 (d,g,i)
Federal National Mortgage REMIC
4.00%                                           08/15/29                1,018,484           1,015,778
                                                                                           22,190,803

ASSET BACKED - 5.8%
Citibank Credit Card Issuance Trust
6.65%                                           05/15/08                2,500,000           2,556,748
Residential Asset Securities Corp.
(Class M)
6.10%                                           04/25/33                  815,000             823,195
World Omni Auto Receivables Trust
(Class B)
2.35%                                           09/15/09                  315,304             311,117
                                                                                            3,691,060

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Bank of America Alternative Loan Trust
6.50%                                           06/25/35                  520,472             543,698
GRP/AG Real Estate Asset Trust (Class A)
4.85%                                           01/25/35                1,896,597           1,896,586 (b)
LB Commercial Conduit Mortgage Trust
(Class B)
6.36%                                           10/15/35                  500,000             532,442
                                                                                            2,972,726

TOTAL BONDS AND NOTES                                                                      58,858,278
(COST $61,077,555)

----------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 6.5%
----------------------------------------------------------------------------------------------------------

ASSET BACKED - 3.7%
American Express Credit Account Master
Trust (Class A)
3.26%                                           02/15/08                  345,518             345,883 (i)
Sears Credit Account Master Trust
(Class A)
3.60%                                           11/17/09                  600,000             600,158 (i)
Centex Home Equity
3.56%                                           06/25/34                  910,000             909,980 (i)
GMAC Mortgage Corp. Loan Trust (Class A)
3.39%                                           06/25/34                  500,000             500,735 (i)
                                                                                            2,356,756

CORPORATE NOTES - 1.8%
International Lease Finance Corp.
4.44%                                           07/15/05                1,115,310           1,116,822 (i)


NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.0%
Residential Accredit Loans, Inc.
3.61%                                           03/25/34                  388,054             388,652 (i)
Crusade Global Trust (Class A)
3.62%                                           09/18/34                  250,000             250,044 (i)
                                                                                              638,696

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                     4,112,274
(COST $4,109,114)

TOTAL INVESTMENTS IN SECURITIES                                                            62,970,552
(COST $65,186,669)
                                                                       NUMBER OF
                                                                          SHARES               VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 20.0%
----------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.6%

GEI Short Term Investment Fund
3.20%                                                                   5,461,567       $   5,461,567 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 11.4%

GEI Short Term Investment Fund
3.20%                                                                   7,298,597           7,298,597 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                               12,760,164
 (COST $12,760,164)

TOTAL INVESTMENTS                                                                          75,730,716
 (COST $77,946,833)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET  - (19.0)%                                                                            (12,105,546)

NET ASSETS - 100.0%                                                                     $  63,625,170
                                                                                        =============

GE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                               PRINCIPAL
                                                                  AMOUNT              VALUE
-----------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES - 89.9%
-----------------------------------------------------------------------------------------------
ARIZONA - 4.7%
Maricopa County AZ
5.00%                                           04/01/14      $1,000,000       $  1,064,430
Maricopa County Stadium District
(AMBAC Insured)
5.38%                                           06/01/16         500,000            556,670 (o)
                                                                                  1,621,100

ARKANSAS - 1.2%
Arkansas Housing Development Agency
8.38%                                           07/01/11         315,000            399,348 (m)

CALIFORNIA - 3.5%
City of San Diego
8.88%                                           02/01/11         195,000            228,807 (m)
Sacramento Municipal Utility District
6.80%                                           10/01/19          55,000             66,824 (m)
9.00%                                           04/01/13         735,000            913,105 (m)
                                                                                  1,208,736

COLORADO - 1.4%
City of Colorado Springs CO
8.50%                                           11/15/11          90,000            107,904 (m)
Denver City & County CO
7.00%                                           08/01/10         350,000            387,940 (m)
                                                                                    495,844

CONNECTICUT - 5.8%
Connecticut State Health & Educational
Facilities Authority
7.00%                                           07/01/12         520,000            584,272 (m)
Connecticut State Health & Educational
Facilities Authority
(Series H) (MBIA Insured)
5.50%                                           07/01/12         250,000            261,325 (o)
New Haven (AMBAC Insured)
5.38%                                           12/01/12       1,000,000          1,131,460 (o)
                                                                                  1,977,057

FLORIDA - 8.0%
City of Gainesville
8.13%                                           10/01/14         175,000            210,567 (m)
County of Leon FL (AMBAC Insured)
5.00%                                           10/01/21       1,000,000          1,093,500 (o)
Jacksonville Health Facilities Authority
11.50%                                          10/01/12         200,000            302,572 (m)
North Broward Hospital District
5.25%                                           01/15/12         740,000            800,007
State of Florida
10.00%                                          07/01/14         235,000            328,960 (m)
                                                                                  2,735,606

GEORGIA - 4.0%
Clarke County Hospital Authority
(MBIA Insured)
9.88%                                           01/01/06          25,000             25,838 (m,o)
Columbus Medical Center Hospital Authority
7.75%                                           07/01/10         245,000            273,751 (m)
Metropolitan Atlanta Rapid
Transit Authority
7.00%                                           07/01/11         435,000            511,051 (m)
Private Colleges & Universities
Authority (Series A)
6.00%                                           06/01/11         500,000            555,985
                                                                                  1,366,625

HAWAII - 1.7%
State of Hawaii (FSA Insured)
5.75%                                           02/01/14         500,000            583,680 (o)

IDAHO - 2.1%
Idaho Falls ID
10.38%                                          04/01/13         640,000            719,245 (n)

ILLINOIS - 1.6%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)
5.00%                                           12/01/10         500,000            545,480

INDIANA - 4.6%
Indiana Toll Road Commission
9.00%                                           01/01/15         580,000            787,559 (m)
Purdue University (Series P)
5.25%                                           07/01/11         200,000            221,252
Richland-Bean Blossom School Building Corp.
(FGIC Insured)
5.00%                                           07/15/11         500,000            549,915 (m,o)
                                                                                  1,558,726

IOWA - 2.6%
Muscatine IA
9.70%                                           01/01/13         695,000            879,432 (m)

MAINE - 1.6%
University of Maine (FSA Insured)
5.38%                                           03/01/12         500,000            562,110 (o)

MARYLAND - 1.7%
County of Prince Georges (FSA Insured)
5.50%                                           05/15/12         500,000            569,555 (o)

MASSACHUSETTS - 2.7%
Commonwealth of Massachusetts (Series A)
(FSA Insured)
5.25%                                           12/15/12         500,000            562,510 (o)
Massachusetts State Port Authority
13.00%                                          07/01/13         255,000            360,157 (m)
                                                                                    922,667

MICHIGAN - 1.6%
Michigan State Hospital Finance Authority
9.00%                                           05/01/08         480,000            530,933 (m)

MINNESOTA - 0.4%
Western Minnesota Municipal Power Agency
6.63%                                           01/01/16         100,000            119,925 (m)

MISSISSIPPI - 1.7%
State of Mississippi
5.50%                                           09/01/14         500,000            579,450

NEW JERSEY - 5.9%
Atlantic County Improvement Authority
(MBIA Insured)
7.40%                                           07/01/16         175,000            222,108 (m,o)
Atlantic County Improvement Authority
(Series A) (AMBAC Insured)
7.40%                                           03/01/12         325,000            378,592 (m,o)
New Jersey State Transit Corp.
(AMBAC Insured)
5.50%                                           09/15/11         500,000            559,720 (o)
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                           01/01/16          55,000             66,719 (o)
6.50%                                           01/01/16         195,000            235,505 (m,o)
New Jersey Transportation Trust Fund
Authority (Series C) (FSA
Insured)
5.75%                                           12/15/12         500,000            575,335 (o)
                                                                                  2,037,979

NEW MEXICO - 3.2%
New Mexico Finance Authority (Series B)
(MBIA Insured)
5.25%                                           06/15/20       1,000,000          1,112,020 (o)

NEW YORK - 4.2%
Erie County Water Authority (Series A)
(AMBAC Insured)
6.00%                                           12/01/08         400,000            424,540 (m,o)
New York State Dormitory Authority
7.38%                                           07/01/16         685,000            836,591 (m)
7.50%                                           05/15/11          90,000            104,289
New York State Dormitory Authority
(Series B)
7.50%                                           05/15/11          55,000             64,924 (n)
                                                                                  1,430,344

NORTH CAROLINA - 1.3%
North Carolina Municipal Power
Agency No 1 Catawba
10.50%                                          01/01/10         375,000            444,071 (m)

OHIO - 4.5%
County of Hamilton
7.00%                                           01/01/12         620,000            624,979
Ohio State Water Development Authority
(Series I) (AMBAC
Insured)
7.00%                                           12/01/09         350,000            380,464 (m,o)
Steubenville
5.75%                                           10/01/11         500,000            549,295
                                                                                  1,554,738

PENNSYLVANIA - 7.4%
Allegheny County Hospital Development
Authority
7.38%                                           07/01/12         455,000            521,193 (m)
City of Philadelphia (MBIA Insured)
6.25%                                           08/01/12         250,000            294,662 (o)
City of Philadelphia (Series B)
(MBIA Insured)
7.00%                                           05/15/20         415,000            514,521 (m,o)
Delaware River Port Authority PA & NJ
6.50%                                           01/15/11         210,000            232,529 (m)
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
7.25%                                           09/01/14         830,000            983,467 (m,o)
                                                                                  2,546,372

PUERTO RICO - 1.4%
Puerto Rico Aqueduct & Sewer Authority
10.25%                                          07/01/09         425,000            494,071 (m)

SOUTH CAROLINA - 1.6%
Grand Strand Water & Sewer Authority
(FSA Insured)
5.38%                                           06/01/13         500,000            563,175 (o)

VIRGINIA - 4.2%
Virginia Housing Development Authority
(Series D)
4.45%                                           07/01/11         320,000            338,480
Virginia Public School Authority (Series C)
5.00%                                           08/01/17       1,000,000          1,114,370
                                                                                  1,452,850
WISCONSIN - 5.3%
City of Milwaukee WI (Series W)
(FSA Insured)
5.25%                                           03/15/14         575,000            638,917 (o)
Wisconsin State Health & Educational
Facilities Authority
5.50%                                           08/15/14         500,000            553,395
State of Wisconsin (Series A)
6.60%                                           07/01/11         525,000            610,234 (m)
                                                                                  1,802,546

TOTAL INVESTMENTS IN SECURITIES                                                  30,813,685
 (COST $29,399,164)
                                                               NUMBER OF
                                                                  SHARES
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.8%
-----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 4.7%
GEI Short Term Investment Fund
3.20%                                                          1,619,822          1,619,822 (d,l)


                                                               PRINCIPAL
                                                                  AMOUNT
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 4.1%
Rabobank USA Financial Corp.
3.35%                                           07/01/05      $1,400,000          1,400,000

TOTAL SHORT-TERM INVESTMENTS                                                      3,019,822
 (COST $3,019,822)

TOTAL INVESTMENTS                                                                33,833,507
 (COST $32,418,986)

OTHER ASSETS AND LIABILITIES, NET - 1.3%                                            459,458
                                                                                -----------
NET ASSETS - 100.0%                                                             $34,292,965
                                                                                ===========

GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2005 (UNAUDITED)

                                                                         PRINCIPAL
                                                                            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 109.4%
----------------------------------------------------------------------------------------------------------
U.S. TREASURIES - 13.4%
U.S. Treasury Bonds
5.38%                                         02/15/31                  $3,905,000      $  4,609,735 (j)
7.13%                                         02/15/23                   1,015,000         1,372,006 (h)
8.13%                                         08/15/19 - 08/15/21        1,985,000         2,817,316 (h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                         01/15/14                   4,259,143         4,388,238 (h,p)
2.38%                                         01/15/25                     629,611           689,821 (p)
3.88%                                         04/15/29                     449,722           632,773 (p)
4.73%                                         04/15/10                   1,761,271         1,717,785 (d,j,p)
U.S. Treasury Notes
3.13%                                         05/15/07                   5,670,000         5,616,418 (j)
3.38%                                         02/15/08                   1,380,000         1,370,092
3.50%                                         12/15/09                   1,065,000         1,054,957 (j)
3.63%                                         06/15/10                      80,000            79,650 (j)
3.75%                                         05/15/08                   2,195,000         2,199,807
4.00%                                         04/15/10                   2,475,000         2,502,027 (j)
4.13%                                         05/15/15                   2,560,000         2,597,606 (j)
                                                                                          31,648,231

FEDERAL AGENCIES - 8.3%
Federal Farm Credit Bank
3.75%                                         01/15/09                   1,200,000         1,193,388 (h,j)
Federal Home Loan Bank
2.38%                                         02/15/06                   4,970,000         4,929,291 (h)
2.63%                                         10/16/06                   2,525,000         2,487,776 (h,j)
3.75%                                         08/18/09                     200,000           198,691 (j)
Federal Home Loan Mortgage Corp.
3.00%                                         09/29/06                   2,540,000         2,514,670 (h)
3.63%                                         09/15/08                   2,825,000         2,802,702 (h)
4.50%                                         01/15/14                   1,495,000         1,525,698 (j)
4.63%                                         07/18/07                     745,000           745,430 (h)
4.75%                                         12/08/10                   1,515,000         1,519,066 (h)
6.75%                                         03/15/31                   1,205,000         1,593,457 (h)
                                                                                          19,510,169

AGENCY MORTGAGE BACKED - 28.7%
Federal Home Loan Mortgage Assoc.
6.00%                                         05/01/20 - 04/01/35          149,385           154,313
7.00%                                         05/01/35                      99,835           105,289
Federal Home Loan Mortgage Corp.
4.50%                                         06/01/33 - 02/01/35          588,822           575,650
6.00%                                         04/01/17 - 06/01/35        1,814,185         1,861,962
6.50%                                         01/01/27 - 12/01/34        1,265,339         1,309,970
7.00%                                         10/01/16 - 02/01/35          364,062           383,537
7.50%                                         01/01/08 - 09/01/33          234,708           248,096
8.00%                                         11/01/30                      37,240            40,177
8.50%                                         04/01/30 - 05/01/30           86,955            94,107
9.00%                                         12/01/16                      29,738            32,260
9.50%                                         04/01/21                       2,816             3,096 (h)
Federal National Mortgage Assoc.
4.00%                                         05/01/19 - 06/01/19          630,740           618,110
4.50%                                         05/01/18 - 12/01/34        3,648,465         3,607,687
5.00%                                         03/01/34 - 10/01/34          427,249           427,379
5.50%                                         03/01/14 - 08/01/33        1,152,593         1,178,021
6.00%                                         09/01/14 - 06/01/35        4,582,752         4,708,520
6.50%                                         08/01/17 - 02/01/35        6,587,914         6,819,749
7.00%                                         08/01/13 - 04/01/35        2,183,876         2,301,007
7.50%                                         12/01/09 - 03/01/34          854,514           911,150
8.00%                                         12/01/12 - 11/01/33          430,984           463,766
8.50%                                         05/01/31                      16,944            18,327
9.00%                                         06/01/09 - 12/01/22          331,655           351,042
4.50%                                         TBA                       10,825,000        10,774,252 (c)
5.00%                                         TBA                       10,685,000        10,767,254 (c)
5.50%                                         TBA                        8,305,000         8,416,603 (c)
6.00%                                         TBA                        7,435,000         7,620,875 (c)
Government National Mortgage Assoc.
4.50%                                         08/15/33 - 09/15/34        1,267,223         1,253,078
6.00%                                         04/15/27 - 06/15/35          546,550           563,916
6.50%                                         04/15/19 - 08/15/34          895,158           934,282
7.00%                                         03/15/12 - 06/15/34          255,864           267,777
7.50%                                         01/15/23 - 10/15/33          222,853           239,025
8.00%                                         12/15/29 - 02/15/30            7,103             7,666
9.00%                                         11/15/16 - 12/15/21          196,787           217,074
5.50%                                         TBA                          650,000           663,610 (c)
                                                                                          67,938,627

AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.0%

Collateralized Mortgage Obligation
Trust (Class B)
3.73%                                         11/01/18                      13,121            11,573 (d,f)
Federal Home Loan Mortgage Assoc.
5.50%                                         02/25/35                     473,507           489,634
Federal Home Loan Mortgage Corp.
3.43%                                         10/15/18                     949,366            83,663 (g,i)
3.93%                                         12/15/30                   2,465,768           151,799 (g,i)
4.50%                                         04/15/13 - 03/15/19        2,083,983           217,235 (g)
4.50%                                         05/15/17 - 11/15/19          600,000           594,638
5.00%                                         01/15/11 - 12/01/34        6,733,529           784,152 (g)
5.00%                                         05/15/20 - 11/15/34        3,245,000         3,243,803
5.11%                                         10/15/33                     340,000           282,642 (i)
5.50%                                         04/15/17 - 06/15/33        1,144,259           185,856 (g)
5.50%                                         10/15/34                     470,507           491,386
6.25%                                         01/15/23                       4,598             4,606
6.31%                                         12/15/33                     205,000           183,004 (i)
7.50%                                         01/15/16                     108,636           114,475
7.50%                                         07/15/27                       6,650             1,106 (g)
8.00%                                         04/15/20                       4,558             4,550
8.95%                                         06/15/33                     710,752           733,851 (i)
14.69%                                        09/25/43                   4,231,927            39,674 (d,g,i)
Federal Home Loan Mortgage Corp. STRIPS
8.00%                                         02/01/23 - 07/01/24           26,502             5,337 (g)
Federal Home Loan Mortgage STRIPS
4.55%                                         08/01/27                       6,050             5,305 (d,f)
Federal National Mortgage Assoc.
1.18%                                         12/25/42                   1,095,437            27,899 (g,i)
2.22%                                         06/25/43                   3,972,198           183,714 (g,i)
3.69%                                         10/25/29                     870,069            68,790 (g,i)
3.79%                                         12/25/30                   1,097,261            70,979 (g,i)
4.00%                                         02/25/28                      75,622            75,021
4.29%                                         09/25/42                   2,558,552           200,686 (g,i)
4.34%                                         04/25/17 - 10/25/17        1,880,770           170,181 (g,i)
4.39%                                         08/25/16                     623,511            42,233 (g,i)
4.50%                                         05/25/18                     350,055            38,287 (g)
4.50%                                         12/25/19                     225,000           221,064
4.75%                                         11/25/14                     224,056            17,611 (g)
4.79%                                         06/25/42                     881,830            79,640 (g,i)
5.00%                                         02/25/11 - 02/25/32          719,693            56,735 (g)
5.00%                                         01/15/35                     300,000           300,093
5.50%                                         01/25/27                     567,564            58,707 (g)
5.50%                                         07/25/34                     492,483           508,045
6.00%                                         12/25/34                     325,000           340,488
7.57%                                         09/25/31                     567,157           571,993 (i)
8.00%                                         07/25/14                     374,922           391,910
8.77%                                         05/25/17                      34,689            36,196 (i)
12.44%                                        04/25/32                     162,473           180,548 (i)
Federal National Mortgage Assoc. (Class 1)
6.23%                                         11/01/34                   1,344,173         1,126,165 (d,f)
Federal National Mortgage Assoc. (Class S)
3.79%                                         02/25/31                     879,775            61,034 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                         11/25/13                   1,177,475            61,909 (g)
5.00%                                         10/25/22                     335,297            45,370 (g)
5.50%                                         08/25/33                   1,181,531           241,032 (g)
9.32%                                         03/25/31                     876,775           926,392 (i)
Federal National Mortgage Assoc.
REMIC (Class B)
5.30%                                         12/25/22                       9,491             7,767 (d,f)
Federal National Mortgage Assoc.
REMIC (Class J)
1080.91%                                      03/25/22                          25               327 (g)
Federal National Mortgage Assoc.
REMIC (Class K)
1008.00%                                      05/25/22                          44             1,109 (g)
Federal National Mortgage Assoc. STRIPS
7.50%                                         11/01/23                      94,568            18,455 (g)
8.00%                                         08/01/23 - 07/01/24           55,896            11,709 (g)
8.50%                                         03/01/17 - 07/25/22           29,975             5,538 (g)
9.00%                                         05/25/22                       9,627             1,971 (g)
Government National Mortgage Assoc.
5.00%                                         02/16/34                     335,000           339,292
Vendee Mortgage Trust
17.61%                                        05/15/33                   2,619,763            69,587 (d,g,i)
                                                                                          14,186,766

ASSET BACKED - 9.8%
Accredited Mortgage Loan Trust (Class A)
3.61%                                         07/25/34                     728,218           730,419 (i)
American Express Credit Account Master
Trust (Class A)
1.69%                                         01/15/09                     247,000           242,085
3.34%                                         12/15/08                     500,000           500,497 (i)
Bank One Issuance Trust
3.59%                                         05/17/10                     115,000           114,101
3.76%                                         08/15/08                     366,000           365,948
Bank One Issuance Trust (Class A)
3.33%                                         12/15/10                   1,000,000         1,002,646 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
3.68%                                         01/25/34                     240,380           241,384 (i)
BMW Vehicle Owner Trust (Class B)
2.93%                                         03/25/09                     251,000           248,036
Capital One Master Trust (Class C)
6.70%                                         06/15/11                     378,000           404,044 (b)
Capital One Prime Auto Receivables Trust
(Class A)
3.30%                                         09/17/07                     264,412           264,492 (i)
Carmax Auto Owner Trust
4.35%                                         03/15/10                     239,000           240,650
Centex Home Equity
3.56%                                         06/25/34                     223,062           223,364 (i)
Chase Credit Card Master Trust (Class A)
3.33%                                         07/15/10                   1,780,000         1,784,580 (i)
Chase Funding Mortgage Loan Asset-Backed
Certificates
3.56%                                         03/25/32                     102,097           102,421 (i)
5.75%                                         05/25/32                      45,000            44,982
Citibank Credit Card Issuance Trust
3.35%                                         02/07/08                   1,200,000         1,200,650 (i)
3.45%                                         12/17/07                     800,000           800,216 (i)
3.66%                                         03/07/08                     613,000           613,957 (i)
4.45%                                         04/07/10                     316,000           316,607
6.65%                                         05/15/08                      80,000            81,816
CNH Equipment Trust (Class A)
3.38%                                         12/15/10                   1,000,000         1,000,000 (b,i)
Countrywide Asset-Backed Certificates
(Class A)
3.58%                                         05/25/36                     500,000           500,943 (i)
3.59%                                         08/25/32                      67,297            67,324 (i)
Federal National Mortgage Assoc.
3.95%                                         12/26/31                     358,116           357,811
First Franklin Mtg Loan Asset Backed
Certificates
3.59%                                         01/25/35                     500,000           501,482 (i)
Fleet Credit Card Master Trust II (Class A)
5.60%                                         12/15/08                     500,000           507,575
Fleet Home Equity Loan Trust (Class A)
3.51%                                         01/20/33                     583,113           583,748 (i)
Honda Auto Receivables Owner Trust
4.15%                                         10/15/10                     263,000           263,641
Household Automotive Trust (Class A)
3.54%                                         07/17/09                     485,429           486,242 (i)
3.58%                                         05/18/09                   4,000,000         4,008,165 (i)
MBNA Credit Card Master Note Trust
(Class C)
4.05%                                         01/15/08                     165,000           165,111
Mid-State Trust
7.54%                                         07/01/35                      27,042            28,836
Peco Energy Transition Trust
6.52%                                         12/31/10                     250,000           275,553
Residential Asset Mortgage Products Inc.
(Class A)
3.59%                                         06/25/32                     153,244           153,450 (i)
Residential Asset Mortgage Products, Inc.
3.55%                                         03/25/34                     168,875           168,955 (i)
Residential Asset Securities Corp.
3.56%                                         07/25/32                      74,524            74,672 (i)
Residential Asset Securities Corp.
(Class A)
3.60%                                         06/25/33                     323,846           324,282 (i)
3.68%                                         01/25/33                     226,316           226,982 (i)
4.16%                                         07/25/30                     212,000           210,883 (i)
Saxon Asset Securities Trust (Class A)
3.71%                                         12/25/32                      66,246            66,290 (i)
Sears Credit Account Master Trust (Class A)
3.35%                                         08/18/09                   3,000,000         3,000,382 (i)
Volkswagen Auto Lease Trust
3.94%                                         10/20/10                     160,000           159,483
Wachovia Asset Securitization Inc.
(Class A)
3.53%                                         06/25/34                     369,870           370,247 (i)
Wells Fargo Home Equity Trust
3.97%                                         09/25/24                     138,000           136,663 (i)
                                                                                          23,161,615

CORPORATE NOTES - 31.4%
Abbey National PLC
7.95%                                         10/26/29                     325,000           442,700
AIG SunAmerica Global Financing VII
5.85%                                         08/01/08                     310,000           323,162 (b)
Ainsworth Lumber Co. Ltd.
6.75%                                         03/15/14                     595,000           535,500
Air Jamaica Ltd.
9.38%                                         07/08/15                     265,000           266,749 (b)
Alberta Energy Co. Ltd.
7.38%                                         11/01/31                     105,000           131,416
Allegiance Corp.
7.00%                                         10/15/26                     200,000           229,899
Allied Waste North America
7.25%                                         03/15/15                     650,000           628,875 (b)
Allstate Life Global Funding Trusts
3.85%                                         01/25/08                     305,000           302,876
Alltel Corp.
4.66%                                         05/17/07                     405,000           408,179
ALROSA Finance S.A.
8.88%                                         11/17/14                     270,000           305,100 (b)
Altria Group, Inc.
7.20%                                         02/01/07                     135,000           140,676
Ameren Corp.
4.26%                                         05/15/07                     285,000           284,957
America Movil S.A. de C.V.
6.38%                                         03/01/35                     575,000           562,129
American Electric Power Co. Inc. (Series D)
5.25%                                         06/01/15                     250,000           257,918
American Electric Power Company, Inc.
4.71%                                         08/16/07                     270,000           272,131
American General Corp.
7.50%                                         08/11/10                     170,000           191,621
ANZ Capital Trust
4.48%                                         12/31/49                     310,000           308,647 (b)
AON Corp.
8.21%                                         01/01/27                     270,000           315,395
Appalachian Power Co. (Series G)
3.60%                                         05/15/08                     165,000           161,970
Appalachian Power Co. (Series K)
5.00%                                         06/01/17                     200,000           200,647
Argentine Beverages Financial Trust
7.38%                                         03/22/12                     150,000           152,625 (b)
Assurant, Inc.
6.75%                                         02/15/34                     215,000           248,819
AT&T Wireless Services Inc.
7.35%                                         03/01/06                     185,000           189,043
8.75%                                         03/01/31                     370,000           518,831
Banco BMG S.A.
8.75%                                         07/01/10                     180,000           181,350 (b)
Banco Santander Chile
5.38%                                         12/09/14                     275,000           283,832 (b)
Bank of America Corp.
3.88%                                         01/15/08                     115,000           114,524
7.40%                                         01/15/11                     245,000           280,746
Bank One Corp.
6.50%                                         02/01/06                      15,000            15,229
Barclays Bank PLC
7.38%                                         06/29/49                     405,000           466,443 (b,i)
Bavaria S.A.
8.88%                                         11/01/10                     210,000           231,315 (b)
BB&T Corp.
4.75%                                         10/01/12                     110,000           111,655
BBVA Bancomer Capital Trust I
10.50%                                        02/16/11                     370,000           383,875 (b)
Bear Stearns Companies, Inc.
4.55%                                         06/23/10                     240,000           241,717
BellSouth Corp.
6.00%                                         11/15/34                     325,000           345,753
Berkshire Hathaway Finance Corp.
4.13%                                         01/15/10                     280,000           278,310 (b)
Boeing Co.
8.75%                                         08/15/21                     180,000           252,448
Braskem International Ltd.
9.38%                                         06/01/15                     160,000           172,400 (b)
British Aerospace Finance, Inc.
7.50%                                         07/01/27                     230,000           280,188 (b)
Burlington Northern Santa Fe Corp.
8.13%                                         04/15/20                     360,000           476,040
Campbell Soup Co.
5.50%                                         03/15/07                     225,000           229,663
Capital One Financial Corp.
8.75%                                         02/01/07                     300,000           320,141
Carolina Power & Light Co.
5.15%                                         04/01/15                     140,000           144,933
6.13%                                         09/15/33                     250,000           282,016
Case New Holland, Inc.
6.00%                                         06/01/09                     895,000           859,200 (b)
Cendant Corp.
6.25%                                         01/15/08                     400,000           416,436
Charter One Bank FSB
6.38%                                         05/15/12                     195,000           215,867
Citigroup Inc.
5.85%                                         12/11/34                     275,000           303,997
Clear Channel Communications, Inc.
4.63%                                         01/15/08                     360,000           354,979
CNA Financial Corp.
5.85%                                         12/15/14                     430,000           442,775
CNF Inc.
6.70%                                         05/01/34                      50,000            56,830
Comcast Cable Communications Holdings, Inc.
9.46%                                         11/15/22                     300,000           423,317
Consolidated Natural Gas Co.
5.38%                                         11/01/06                     420,000           426,453
Consumers Energy Co.
5.15%                                         02/15/17                     210,000           211,933
Consumers Energy Co. (Series L)
5.00%                                         02/15/12                     230,000           233,791
Controladora Comercial Mexicana
S.A. de C.V.
6.63%                                         06/01/15                     190,000           192,280 (b)
Corp Interamericana de Entretenimiento S.A.
8.88%                                         06/14/15                     265,000           261,687 (b)
Countrywide Home Loans, Inc.
5.63%                                         05/15/07                     190,000           194,666
COX Communications, Inc.
5.45%                                         12/15/14                     330,000           336,501
CSX Transportation, Inc.
9.75%                                         06/15/20                     113,000           163,391
D.R. Horton, Inc.
7.50%                                         12/01/07                     230,000           243,417
DaimlerChrysler NA Holding Corp.
4.05%                                         06/04/08                     200,000           196,492
4.75%                                         01/15/08                     200,000           200,718
DBS Bank Ltd.
5.00%                                         11/15/19                     390,000           394,511 (b)
Diamond Offshore Drilling, Inc.
4.88%                                         07/01/15                     305,000           305,979 (b)
DirecTV Holdings LLC
6.38%                                         06/15/15                     600,000           597,000 (b)
Dominion Resources Inc. (Series B)
4.13%                                         02/15/08                     535,000           532,185
Dominion Resources Inc. (Series G)
3.66%                                         11/15/06                     535,000           531,444
Dresdner Bank AG for Kyivstar GSM
7.75%                                         04/27/12                     115,000           115,000 (b)
Duke Capital LLC
4.30%                                         05/18/06                     235,000           235,489
4.33%                                         11/16/06                     410,000           410,548
5.50%                                         03/01/14                     205,000           210,766
5.67%                                         08/15/14                     215,000           223,116
8.00%                                         10/01/19                     100,000           123,970
Duke Energy Corp.
4.50%                                         04/01/10                     180,000           181,579
El Paso Electric Co.
6.00%                                         05/15/35                     300,000           314,330
El Paso Production Holding Co.
7.75%                                         06/01/13                     595,000           635,163
Emmis Communications Corp.
9.31%                                         06/15/12                     260,000           264,550 (b,i)
Enterprise Products Operating LP
4.00%                                         10/15/07                     690,000           683,106
EOP Operating LP (REIT)
7.75%                                         11/15/07                     460,000           494,128
Farmers Exchange Capital
7.05%                                         07/15/28                     205,000           221,688 (b)
FirstEnergy Corp. (Series B)
6.45%                                         11/15/11                     825,000           901,416
Flextronics International Ltd.
6.25%                                         11/15/14                     890,000           883,325
Ford Motor Credit Co.
6.63%                                         06/16/08                     510,000           505,787
7.00%                                         10/01/13                     500,000           483,750
7.38%                                         10/28/09                     510,000           501,075
Gaz Capital for Gazprom
8.63%                                         04/28/34                     525,000           656,250 (b)
General Mills, Inc.
3.88%                                         11/30/07                     295,000           292,694
Georgia Power Co.
4.88%                                         07/15/07                     295,000           299,205
Goodrich Corp.
7.10%                                         11/15/27                     255,000           304,512
Grupo Transportacion Ferroviaria
Mexicana S.A. de C.V.
9.38%                                         05/01/12                     165,000           171,600 (b)
GTE Corp.
6.94%                                         04/15/28                     520,000           602,660
7.51%                                         04/01/09                     200,000           220,379
Halliburton Co.
8.75%                                         02/15/21                     155,000           212,496
Household Finance Corp.
6.38%                                         11/27/12                     215,000           237,102
6.50%                                         11/15/08                     330,000           352,354
HSBC Bank USA NA
3.88%                                         09/15/09                     670,000           660,833
HSBC Capital Funding LP
4.61%                                         12/29/49                     410,000           400,110 (b,i)
HSBC Capital Funding LP (Series 1)
9.55%                                         12/31/49                     355,000           432,556 (b,i)
HSBC Finance Corp.
6.75%                                         05/15/11                     800,000           885,167
Hydro Quebec
8.25%                                         04/15/26                      90,000           131,159
Indocoal Exports Cayman Ltd.
7.13%                                         07/06/12                     250,000           250,000 (b)
Indosat Tbk PT
7.13%                                         06/22/12                     255,000           256,275 (b)
Intelsat Bermuda Ltd.
8.63%                                         01/15/15                     590,000           622,450 (b)
International Business Machines Corp.
3.80%                                         02/01/08                     200,000           198,694
International Lease Finance Corp.
5.00%                                         04/15/10                     300,000           305,914
iStar Financial Inc.
4.88%                                         01/15/09                     100,000           100,007
6.00%                                         12/15/10                     345,000           360,608
6.05%                                         04/15/15                     140,000           144,731
7.00%                                         03/15/08                     290,000           307,697
Kansas Gas & Electric
5.65%                                         03/29/21                     175,000           176,871 (b)
Kimberly-Clark de Mexico S.A. de C.V.
8.88%                                         08/01/09                     315,000           362,250 (b)
Kimco Realty Corp. (REIT)
4.82%                                         06/01/14                     200,000           199,201
Kinder Morgan Energy Partners LP
5.13%                                         11/15/14                     255,000           257,471
Kinder Morgan, Inc.
6.50%                                         09/01/12                     230,000           253,551
Kraft Foods Inc.
4.13%                                         11/12/09                     490,000           485,595
Lehman Brothers Holdings, Inc.
4.25%                                         01/27/10                     250,000           249,249
LG Electronics Inc.
5.00%                                         06/17/10                     465,000           466,157 (b)
Masco Corp.
6.75%                                         03/15/06                     365,000           371,590
Meritage Homes Corp.
6.25%                                         03/15/15                     895,000           832,350
MGM Mirage
5.88%                                         02/27/14                     925,000           898,406
Midamerican Energy Holdings Co.
3.50%                                         05/15/08                     350,000           340,492
Monumental Global Funding III (Series A)
5.20%                                         01/30/07                     125,000           127,190 (b)
Morgan Stanley
4.25%                                         05/15/10                      55,000            54,586
Motorola, Inc.
4.61%                                         11/16/07                     380,000           382,907
Nationwide Mutual Insurance Co.
7.88%                                         04/01/33                     110,000           138,219 (b)
Navistar International Corp.
6.25%                                         03/01/12                     925,000           892,625 (b)
NB Capital Trust IV
8.25%                                         04/15/27                     220,000           241,171
Nelnet Inc.
5.13%                                         06/01/10                     365,000           366,593
Nexen, Inc.
5.88%                                         03/10/35                     165,000           166,820
Nexstar Finance, Inc.
7.00%                                         01/15/14                     595,000           551,119 (b)
Nextel Communications, Inc.
7.38%                                         08/01/15                     305,000           329,400
Noble Group, Ltd
6.63%                                         03/17/15                     100,000            92,323 (b)
Nordea Bank AB
5.42%                                         12/29/49                     190,000           195,679 (b,i)
Norfolk Southern Railway Co.
9.75%                                         06/15/20                     157,000           227,204
Northeast Utilities (Series B)
3.30%                                         06/01/08                     235,000           227,474
Northrop Grumman Corp.
4.08%                                         11/16/06                     315,000           314,090
NorthWestern Corp.
5.88%                                         11/01/14                     205,000           210,125 (b)
Novelis Inc.
7.25%                                         02/15/15                     600,000           602,250 (b)
Ocean Energy, Inc.
4.38%                                         10/01/07                      95,000            95,110
Ohio Power Co. (Series E)
6.60%                                         02/15/33                      95,000           112,551
PanAmSat Corp.
9.00%                                         08/15/14                     595,000           649,294
Pemex Finance Ltd.
9.03%                                         02/15/11                     260,000           293,290
9.69%                                         08/15/09                     892,500           981,720
Pemex Project Funding Master Trust
6.63%                                         06/15/35                     525,000           515,812 (b)
7.38%                                         12/15/14                     235,000           263,943
Pepco Holdings, Inc.
4.00%                                         06/01/10                     400,000           399,718 (i)
5.50%                                         08/15/07                     365,000           373,940
Petrobras International Finance Co.
9.75%                                         07/06/11                     250,000           296,250
Petro-Canada
5.95%                                         05/15/35                     400,000           416,241
Pioneer Natural Resources Co.
6.50%                                         01/15/08                     170,000           175,932
Potomac Edison Co.
5.35%                                         11/15/14                     155,000           161,428 (b)
Principal Life Global Funding I
5.25%                                         01/15/13                     235,000           247,270 (b)
Procter & Gamble - ESOP (Series A)
9.36%                                         01/01/21                     255,000           343,967
Protective Life Secured Trust
4.00%                                         10/07/09                      75,000            74,150
Prudential Financial Inc.
4.75%                                         06/13/15                     300,000           300,856
PSI Energy, Inc.
6.65%                                         06/15/06                     185,000           189,261
Public Service Company of New Mexico
4.40%                                         09/15/08                     370,000           369,953
Public Service Electric & Gas
5.25%                                         07/01/35                     200,000           201,936
Puget Energy, Inc.
5.48%                                         06/01/35                     200,000           206,488
3.36%                                         06/01/08                     225,000           218,967
Quest Diagnostics
6.75%                                         07/12/06                     200,000           204,958
Rabobank Capital Funding II
5.26%                                         12/31/49                     465,000           478,367 (b,i)
Rabobank Capital Funding Trust
5.25%                                         12/29/49                     215,000           220,534 (b,i)
Raytheon Co.
4.85%                                         01/15/11                     215,000           217,697
6.40%                                         12/15/18                     480,000           543,040
RBS Capital Trust I
5.51%                                         09/29/49                     320,000           331,424 (i)
Reckson Operating Partnership LP
5.88%                                         08/15/14                      65,000            68,273
Rogers Wireless Communications, Inc.
7.50%                                         03/15/15                     480,000           522,000
Royal Bank of Canada
4.13%                                         01/26/10                     230,000           229,451
Royal Bank of Scotland Group PLC
7.65%                                         08/31/49                     110,000           139,944 (i)
Royal Bank of Scotland Group PLC ADR
9.12%                                         03/31/49                     265,000           315,598
San Diego Gas & Electric Co.
5.35%                                         05/15/35                     100,000           103,557
SBC Communications Inc.
5.10%                                         09/15/14                     280,000           286,099
Scottish Power PLC
4.91%                                         03/15/10                     295,000           299,273
Simon Property Group LP
4.88%                                         08/15/10                     365,000           368,016
Simon Property Group LP (REIT)
4.60%                                         06/15/10                     205,000           205,114 (b)
Sinclair Broadcast Group, Inc.
8.00%                                         03/15/12                     600,000           615,000
SLM Corp.
4.00%                                         01/15/09                     215,000           213,441
Sprint Capital Corp.
4.78%                                         08/17/06                     530,000           533,868 (k)
6.00%                                         01/15/07                     500,000           512,983
6.13%                                         11/15/08                     330,000           348,298
7.63%                                         01/30/11                     265,000           303,018
8.38%                                         03/15/12                     460,000           554,063
8.75%                                         03/15/32                     285,000           397,134
State of Illinois
4.95%                                         06/01/23                     320,000           329,597
5.10%                                         06/01/33                     210,000           218,946
Stewart Enterprises, Inc.
6.25%                                         02/15/13                     645,000           638,550 (b)
Telefonos de Mexico S.A. de C.V.
4.50%                                         11/19/08                     230,000           228,470
TELUS Corp.
7.50%                                         06/01/07                     375,000           396,383
8.00%                                         06/01/11                     200,000           233,921
Tenet Healthcare Corp.
6.38%                                         12/01/11                     595,000           566,737
Time Warner Entertainment Co. LP
8.38%                                         07/15/33                     285,000           376,968
Time Warner, Inc.
6.88%                                         05/01/12                      75,000            84,651
9.13%                                         01/15/13                     325,000           410,358
Toyota Motor Credit Corp.
3.36%                                         09/15/06                   3,000,000         2,998,911 (i)
TXU Electric Delivery Co.
5.00%                                         09/01/07                     205,000           207,972
6.38%                                         05/01/12                     315,000           344,673
Tyco International Group S.A.
5.80%                                         08/01/06                     350,000           356,364
Tyson Foods, Inc.
7.25%                                         10/01/06                     220,000           227,965
UBS Preferred Funding Trust I
8.62%                                         10/29/49                     215,000           255,207 (i)
UFJ Bank Ltd.
7.40%                                         06/15/11                     300,000           340,440
Union Pacific Corp.
6.65%                                         01/15/11                     235,000           259,938
United Rentals North America, Inc.
7.75%                                         11/15/13                     625,000           614,063 (j)
United Utilities PLC
6.45%                                         04/01/08                     225,000           236,699
Valero Energy Corp.
3.50%                                         04/01/09                     225,000           215,980
Vedanta Resources PLC
6.63%                                         02/22/10                     160,000           157,880 (b)
Verizon
6.50%                                         09/15/11                     220,000           239,928
Verizon Global Funding Corp.
7.75%                                         06/15/32                     295,000           382,888
Vornado Realty LP (REIT)
5.63%                                         06/15/07                     185,000           188,442
Votorantim Overseas III
7.75%                                         06/24/20                     525,000           525,000 (b)
VTB Capital S.A.
6.09%                                         07/30/07                     186,000           193,029 (i)
6.25%                                         07/02/35                     525,000           525,000 (b)
Wells Fargo & Co.
5.25%                                         12/01/07                     150,000           153,982
Westar Energy, Inc.
5.15%                                         01/01/17                     145,000           147,593
Weyerhaeuser Co.
6.13%                                         03/15/07                     176,000           180,870
Wisconsin Electric Power
3.50%                                         12/01/07                     265,000           260,666
Wisconsin Energy Corp.
5.88%                                         04/01/06                     193,000           195,635
Yara International ASA
5.25%                                         12/15/14                     220,000           220,414 (b)
                                                                                          74,188,836

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS 10.0%
Bank of America Alternative Loan Trust
6.50%                                         07/25/35                     275,000           284,195
Bear Stearns Commercial Mortgage Securities
6.02%                                         02/14/31                     600,000           633,188
Bear Stearns Commercial Mortgage Securities
(Class B)
6.20%                                         02/14/31                      36,000            38,807
Bear Stearns Commercial Mortgage Securities
(Class C)
3.80%                                         01/14/16                     700,000           701,328 (b,i)
CalSTRS Trust
4.13%                                         11/20/12                     598,000           597,426 (b)
Credit Suisse First Boston
4.17%                                         07/15/37                   4,835,000           168,717 (b,d)
Crusade Global Trust (Class A)
3.62%                                         09/18/34                     124,536           124,728 (i)
CS First Boston Mortgage Securities Corp.
1.73%                                         03/15/35                   6,895,595           369,913 (b,i)
4.60%                                         03/15/35                     425,000           427,524
6.13%                                         04/15/37                     310,000           339,831
6.34%                                         01/15/37                   1,761,367            45,993 (b,d,i)
CS First Boston Mortgage Securities Corp.
(Class A)
4.69%                                         07/15/37                     193,000           194,393
DLJ Commercial Mortgage Corp.
6.24%                                         11/12/31                     900,000           952,522
First Union-Lehman Brothers-Bank of America
6.56%                                         11/18/35                     248,896           261,588
GMAC Commercial Mortgage Securities Inc.
6.47%                                         04/15/34                     179,000           196,684
GMAC Commercial Mortgage Securities Inc.
(Class A)
4.92%                                         12/10/41                     560,000           570,910 (i)
GMAC Commercial Mortgage Securities Inc.
(Class X)
4.22%                                         12/10/41                   8,358,000           255,719 (d,i)
GMAC Commercial Mortgage Securities, Inc.
6.55%                                         12/10/41                  17,462,574           306,206 (b,d,i)
Granite Mortgages PLC
2.85%                                         01/20/43                     652,183           653,185 (i)
Homeside Mortgage Securities Trust
(Class A)
3.33%                                         01/20/27                     225,241           225,556 (i)
Impac CMB Trust (Class A)
3.69%                                         12/25/33                     606,117           606,851 (i)
JPMorgan Chase Commercial Mortgage
Securities Corp.
1.33%                                         01/12/39                   4,784,505           225,876 (b,i)
6.47%                                         11/15/35                     298,000           330,215
JPMorgan Chase Commercial Mortgage
Securities Corp. (Class A)
4.92%                                         10/15/37                     422,000           433,351 (i)
LB-UBS Commercial Mortgage Trust
1.53%                                         01/15/36                   2,120,327           159,687 (b,d)
4.06%                                         09/15/27                     695,000           690,153 (i)
4.17%                                         07/15/37                  11,002,000           182,221 (b,d,i)
4.20%                                         01/18/12                   6,468,000           239,340 (d)
4.20%                                         12/15/29                     298,000           297,081
4.32%                                         03/15/34                   1,204,267            22,580 (b,d,i)
4.51%                                         12/15/29                     298,000           299,644
5.99%                                         02/15/40                   5,031,001           113,643 (b,d)
6.23%                                         03/15/26                     229,000           244,085
7.67%                                         09/15/37                   4,705,962            76,472 (b,d,i)
8.31%                                         03/15/36                   5,362,202           147,461 (b,d,i)
LB-UBS Commercial Mortgage Trust (Class A)
4.31%                                         02/15/30                     516,000           515,732
6.13%                                         12/15/30                     400,000           437,122
6.65%                                         11/15/27                   2,251,000         2,503,901
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                         07/14/16                      66,000            73,858 (b)
Master Alternative Loans Trust
5.00%                                         08/25/18                     346,403            46,331 (g)
6.50%                                         08/25/34 - 05/25/35        1,661,082         1,716,866
Merrill Lynch Mortgage Trust (Class A)
4.56%                                         05/12/43                     300,000           302,555
Morgan Stanley Capital I
5.17%                                         01/14/42                     481,000           501,577 (i)
7.11%                                         04/15/33                     707,000           776,770
Morgan Stanley Capital I (Class A)
4.66%                                         09/13/45                     427,000           430,954
Morgan Stanley Dean Witter Capital I
1.06%                                         04/15/34                   1,406,000            24,295 (b,i)
3.95%                                         10/15/35                   1,459,671            38,709 (b,d,i)
6.46%                                         02/15/33                      99,047           102,747
7.20%                                         10/15/33                      72,000            80,454
Morgan Stanley Dean Witter Capital I
(Class A)
6.39%                                         10/15/35                     550,000           608,392
6.54%                                         02/15/31                     124,264           130,826
Morgan Stanley Dean Witter Capital I
(Class X)
1.15%                                         02/01/31                     578,073            26,149 (b,i)
Puma Finance Ltd. (Class A)
3.32%                                         10/11/34                     318,363           318,468 (i)
3.63%                                         03/25/34                     542,651           543,411 (i)
Structured Asset Securities Corp. (Class X)
2.07%                                         02/25/28                     261,238            13,552 (i)
Wachovia Bank Commercial Mortgage Trust
4.12%                                         03/15/15                     130,000           130,281 (b,i)
4.38%                                         10/15/41                     487,000           488,324
4.94%                                         04/15/42                     632,000           648,120
Wachovia Bank Commercial Mortgage Trust
(Class B)
4.89%                                         10/15/41                     300,000           302,876
4.95%                                         10/15/41                     563,000           570,474
Washington Mutual
3.43%                                         01/25/45                     968,892           971,231 (i)
                                                                                          23,721,048

SOVEREIGN BONDS - 1.8%
Government of  Argentina
4.62%                                         08/03/12                     265,000           239,560 (d,i)
Government of Bahamas
6.63%                                         05/15/33                     230,000           279,134 (b)
Government of Brazil
9.25%                                         10/22/10                     210,000           233,625
Government of Colombia
10.75%                                        01/15/13                     160,000           194,560
Government of Costa Rica
6.55%                                         03/20/14                     210,000           206,325 (b)
Government of El Salvador
7.65%                                         06/15/35                     265,000           263,675 (b)
Government of Indonesia
7.25%                                         04/20/15                     165,000           167,062 (b)
Government of Italy
4.50%                                         01/21/15                     170,000           172,507
Government of Jamaica
9.00%                                         06/02/15                     315,000           320,906
Government of Mexico
6.75%                                         09/27/34                      40,000            42,100
Government of Panama
7.25%                                         03/15/15                     265,000           288,850
Government of Peru
8.38%                                         05/03/16                     160,000           179,600
Government of Russia
5.00%                                         03/31/30                     395,000           442,400 (b,k)
Government of Turkey
7.00%                                         06/05/20                     265,000           259,038
Government of Ukraine
6.37%                                         08/05/09                     210,000           226,800 (b,i)
Government of Uruguay
9.25%                                         05/17/17                     125,000           133,750
Japan Finance Corp for Municipal
Enterprises
4.63%                                         04/21/15                     300,000           307,050
Ontario Electricity Financial Corp.
7.45%                                         03/31/13                      80,000            96,897
Province of New Brunswick
3.50%                                         10/23/07                     230,000           227,988
Province of Ontario
5.13%                                         07/17/12                      40,000            42,455
                                                                                           4,324,282

TOTAL BONDS AND NOTES                                                                    258,679,574
(COST $258,856,780)

                                                                  NUMBER OF SHARES             VALUE
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
----------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                 440        $  444,444 (b,i)
(COST $454,300)

                                                                         NUMBER OF
                                                                         CONTRACTS             VALUE
----------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                             35              $438

PUT OPTIONS
Euro Dollar Futures                                                             20             2,250
US Treasury Notes 10yr Futures                                                  20               938

TOTAL PURCHASED OPTIONS                                                                        3,626
(COST $14,565)

                                                                  PRINCIPAL AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 7.7%
----------------------------------------------------------------------------------------------------------------

ASSET BACKED - 4.5%
American Express Credit Account Master
Trust (Class A)
3.26%                                         02/15/08                    $760,000        $  759,983 (i)
3.36%                                         04/15/08                     100,000           100,029 (i)
CDC Mortgage Capital Trust (Class A)
3.64%                                         08/25/33                      57,232            57,251 (i)
3.80%                                         03/25/33                       5,284             5,286 (i)
Countrywide Asset-Backed Certificates
3.61%                                         06/25/33                      77,248            77,407 (i)
3.74%                                         05/25/33                      25,692            25,755 (i)
Countrywide Asset-Backed Certificates
(Class A)
3.71%                                         03/25/33                     520,646           521,294 (i)
Ford Credit Floorplan Master Owner Trust
(Class A)
3.26%                                         07/15/09                   5,000,000         5,003,736 (i)
GMAC Mortgage Corp. Loan Trust (Class A)
3.39%                                         06/25/34                     500,000           500,088 (i)
National City Credit Card Master Trust
(Class A)
3.37%                                         08/15/07                   1,000,000         1,000,166 (i)
Residential Asset Mortgage Products, Inc.
3.58%                                         12/25/33                   2,000,000         2,006,988 (i)
Sears Credit Account Master Trust (Class A)
3.60%                                         11/17/09                     500,000           500,735 (i)
                                                                                          10,558,718

CORPORATE NOTES - 0.8%
International Lease Finance Corp.
4.44%                                         07/15/05                   1,000,000         1,000,263 (i)
Prudential Financial Inc.
3.54%                                         06/13/08                   1,000,000           999,660 (i)
                                                                                           1,999,923

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.4%
Interstar Millennium Trust (Class A)
3.60%                                         03/14/36                      81,587            81,613 (i)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.39%                                         10/15/17                   2,100,000         2,101,629 (b,i)
MortgageIT Trust
3.57%                                         05/25/35                   2,899,651         2,897,499 (i)
Thornburg Mortgage Securities Trust
(Class A)
3.65%                                         04/25/43                     447,748           448,447 (i)
Wachovia Bank Commercial Mortgage Trust
3.74%                                         03/15/15                     187,637           187,843 (b,i)
                                                                                           5,717,031

TOTAL SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN                                                                   18,275,672
(COST $18,264,803)

TOTAL INVESTMENT IN SECURITIES                                                           277,403,316
(COST $277,590,448)
                                                                         NUMBER OF
                                                                            SHARES             VALUE
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.6%
----------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.2%
GEI Short Term Investment Fund
3.20%                                                                   14,628,348      $ 14,628,347 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.4%
GEI Short Term Investment Fund
3.20%                                                                    5,553,096         5,553,096 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                              20,181,443
(COST $20,181,444)

TOTAL INVESTMENTS                                                                        297,584,759
(COST $297,771,892)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (25.9)%                                                                              (61,144,996)
                                                                                       -------------
NET ASSETS - 100%                                                                      $ 236,439,763
                                                                                       =============

-----------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------

The GE Fixed Income Fund had the following long futures
contracts open at June 30, 2005:
                                                                                    CURRENT
                                                            NUMBER OF              NOTIONAL               UNREALIZED
DESCRIPTION                            EXPIRATION DATE      CONTRACTS                 VALUE             APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                    September  2005             90           $21,633,750                 $(25,153)
U.S.Treasury Notes 5 Yr. Futures       September  2005            100            10,889,063                   59,075
                                                                                                            --------
                                                                                                            $ 33,922
                                                                                                            ========

The GE Fixed Income Fund had the following short futures
contracts open at June 30, 2005:
                                                                                    CURRENT
                                                            NUMBER OF              NOTIONAL               UNREALIZED
DESCRIPTION                            EXPIRATION DATE      CONTRACTS                 VALUE             DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                    December  2005              90         $(21,606,750)                 $ 13,836
U.S.Treasury Notes 10 Yr. Futures      September  2005             21           (2,382,844)                  (19,094)
                                                                                                            --------
                                                                                                            $ (5,259)
                                                                                                            ========


NOTES TO SCHEDULES OF INVESTMENTS June 30, 2005


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $1,896,586; $27,108,355; $270,345; $989,294; $7,142,650 and $2,055,778 or
     2.98%, 11.47%, 0.55%, 1.06%, 2.74% and 1.27% of net assets for the GE
     Short-Term Government Fund, GE Fixed Income Fund, GE Global Equity Fund, GE International Equity Fund, GE Strategic Investment Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2005.

(j)  All or a portion of the security out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by FSA, AMBAC, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2005 (as a percentage of net assets) as follows:

      AMBAC                14.08%

      FSA                  11.83%

      MBIA                  7.09%

(p)  Treasury Inflated Securities.

*    Less than 0.1%.


The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.


ABBREVIATIONS:

ADR         American Depository Receipt
AMBAC       AMBAC Indemnity Corporation
FGIC        Financial Guaranty Insurance Corporation
FSA         Financial Security Assurance
GDR         Global Depository Receipt
MBIA        Municipal Bond Investors Assurance Corporation
REGD.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date: October 28, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, GE Funds

Date: October 28, 2005